As filed with the Securities and Exchange Commission on December 03, 2010

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file 811-08270

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS

(Exact name of registrant as specified in charter)

601 Union Street, Suite 2801, Seattle, WA 98101

(Address of principal executive offices) (Zip code)

Leonard P. Brennan

601 Union Street, Suite 2801, Seattle, WA 98101

(Name and address of agent for service)

(800) 248-6314

Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2010

Item 1.	Reports to Stockholders.

RAINIER FUNDS    September 30, 2010

Semiannual Report

INCLUDES UNAUDITED FINANCIAL STATEMENTS

Large Cap Equity Portfolio

Mid Cap Equity Portfolio

Small/Mid Cap Equity Portfolio

Balanced Portfolio

Intermediate Fixed Income Portfolio

RAINIER FUNDS    September 30, 2010

601 Union Street, Suite 2801 Seattle, WA 98101

TF. 800.248.6314 www.rainierfunds.com

This report and the financial statements contained herein are provided for the general information of the shareholders of the Rainier Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

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Letter to Shareholders

Dear Shareholders,

As the new Chairman and President of the Rainier Funds and a fellow shareholder, I’d like to express on behalf of the Rainier team our appreciation for your investment in one of the five Portfolios covered in this report. The Semiannual Report contains unaudited financial statements detailing the expenses and holdings of the Portfolios for the six-month period ending September 30, 2010.

Returns for the Rainier Portfolios were mixed during the last six months as mid- and small-cap stocks outperformed larger-cap stocks. Fears of a slowing global economy undermined equity investor confidence in the second quarter, driving stock prices sharply lower. Signs of slower growth in Asia, the uncertain health of banks in Europe and the inability to halt the flow of oil from the Macondo well in the Gulf of Mexico contributed to a negative environment. Stocks proceeded to rebound during the summer and into September as economic indicators began to point toward stabilization, supporting the view that we have averted a slide back into recession. Moreover, the Federal Reserve has given clearer signals that it is prepared to take additional steps to stimulate the U.S. economy. As fears regarding global economic events have begun to subside, our focus on companies that we believe have strong fundamentals and high expected earnings growth has been rewarded on both an absolute and relative basis. We continue to search for growth opportunities across all sectors of the market, and believe that the current upside potential of stocks is attractive relative to historical valuations.

Thank you again for your confidence and investment in the Rainier Funds.

Sincerely,

Leonard P. Brennan

Chairman and President

Rainier Investment Management Mutual Funds

Past performance does not guarantee future results. Mutual fund investing involves risk; principal loss is possible. Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies.

Opinions expressed are subject to change, are not guaranteed, and are not to be considered investment advice.

Quasar Distributors, LLC

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Comments from the Investment Advisor

ABOUT THE ADVISOR:

The Investment Advisor to the Funds is Rainier Investment Management, Inc.® (Rainier) located in Seattle, Washington. Rainier manages $17.3 billion of discretionary assets for primarily institutional clients.

EQUITY COMMENTS

In the six-month period ending September 30, 2010, U.S. equity markets experienced wide swings in sentiment and performance. The second quarter was marked by significant volatility in response to macroeconomic headlines, and all sectors of the market experienced negative absolute returns. Following a strong start in early April, stocks swooned in May and June as fears of a slowdown in China and a new financial crisis stemming from European sovereign debt gripped the markets. Signs of slower growth in Asia, the uncertain health of banks in Europe, and even the Gulf of Mexico oil spill contributed to broad-based selling pressure. Despite these legitimate concerns, we viewed the sell-off as unjustified and believed that the economy, while slowing, was not headed back into recession. Moreover, the drop in prices created a market filled with bargain prices.

The third quarter began with a prevailing mood of doom and gloom, punctuated by forecasts of a looming “double-dip” recession and a pronounced negative sentiment. Early July, however, proved to be the low point for the quarter. Stocks rallied through the month, partly in response to strong second- quarter earnings reports. Following a modest retreat in August, stocks achieved one of their best September runs in history.

While the second quarter was challenging in terms of relative performance, the third quarter was an excellent one for the market and relative performance improved. All major U.S. market indices gained 10% or more in the third quarter, and our portfolios outperformed their indices. Small- and mid-capitalization shares performed particularly well.

While the market has accelerated in recent months, there still appears to be potential for future gains. Earnings are growing at a double-digit percentage clip and there is the potential they may do so again in 2011. Meanwhile, the S&P 500 is selling at about 12.5 times next year’s consensus earnings, compared to a median of about 17.4 times over the last 15 years. This represents about a 28% discount to median.

We believe the market does not need a dramatic acceleration in economic growth to prosper but, rather, increased confidence in economic stability, the absence of general deflationary or hyper-inflationary trends and reasonable valuation. A slow-growth economic environment, while unlikely to bring down the level of unemployment rapidly, is not incompatible with rising stock prices.

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FIXED-INCOME COMMENTS

Volatility sums up the six months ending September 30, 2010. Uncertainty emanating from the debate over financial regulation, the European Union sovereign debt crisis and the slowing economy in China plagued the three months ending June 30, 2010, contributing to what can be described as a mini flight to safety in which Treasuries outperformed. Riskier assets outperformed in the subsequent three months as the uncertainty regarding the aforementioned abated.

Despite the early underperformance, corporate bonds, as measured by the Barclays Capital U.S. Intermediate Government/Credit Bond Index, outperformed for the period as a whole. Financial regulation passed by Congress was less onerous than feared. The European Union along with the International Monetary Fund passed a €750 billion bailout fund to address the refinancing needs of Greece, and potentially Portugal and Spain, in the event they couldn’t access the capital markets. Additionally, China took its foot off the brake and underlying economic fundamentals have bounced off year-to-date lows, which, as one of the few regions with robust growth, bode well for the global economic outlook.

As the year has progressed, economic growth in the U.S. has lost momentum. The fiscal stimulus is winding down, and the current pace of Gross Domestic Product (GDP) of around 2% is not considered sufficient to bring down the almost 10% unemployment rate. During the summer, fears of a double-dip recession dominated the headlines. With the economic recovery not meeting its expectations, not to mention its dual mandate of maximum employment and price stability, the Federal Reserve is expected to embark on a second round of quantitative easing and purchase additional Treasury securities in an effort to lower interest rates and stimulate the economy.

Within this environment, we expect high-quality corporate bonds to continue to outperform. Corporate bond valuations remain attractive on a historical basis, especially financials. In the absence of compelling revenue growth opportunities, corporations continue to focus on expense control, cash flow and balance sheet strength. Additionally, increasing financial regulation should result in a lower-risk banking sector and higher valuations over the long term. When combined with the Federal Reserve’s efforts to reignite the economy through lower interest rates and potential investor demand for additional yield provided by corporate bonds, it appears the underlying elements are in place for corporate bonds to possibly continue to outperform.

See page 61 for index descriptions.

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PORTFOLIO INVESTMENT RETURNS

Large Cap Equity Portfolio

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $10,000

(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

TOTAL RETURNS as of September 30, 2010

	6 Months	1 Year	3 Years	5 Years	10 Years	Since Inception
Large Cap Equity* — Original Shares	-1.32%	7.86%	-9.15%	0.10%	-0.48%	8.55%
Large Cap Equity* — Institutional Shares	-1.18	8.08	-8.92	0.36	-0.27	8.69
S&P 500 Index	-1.39	10.20	-7.15	0.64	-0.43	7.90
Russell 1000 Growth Index	-0.27	12.65	-4.36	2.06	-3.44	7.04
Consumer Price Index	0.37	1.14	1.57	1.90	2.32	2.43

Inception date 5/10/94

*Average annualized returns. The performance figures for the Institutional Shares include the performance for the Original Shares for periods prior to the effective date of the I-Shares, which was 5/2/02. The Original Shares commenced on 5/10/94, and they impose higher expenses than that of the I-Shares.

Performance data quoted represent past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown and may be obtained at 1-800-248-6314 or www.rainierfunds.com. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The Advisor has an agreement in place to limit expenses. However, the expense limits currently have not been exceeded. Please refer to the Schedule of Investments for complete Fund holdings. Fund holdings and sector weightings are subject to change at any time due to ongoing portfolio management. References to specific investments should not be construed as a recommendation by the Fund or the Advisor to buy or sell securities.

See page 61 for index descriptions.

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PORTFOLIO INVESTMENT RETURNS

Mid Cap Equity Portfolio

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $10,000

(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

TOTAL RETURNS as of September 30, 2010

	6 Months	1 Year	3 Years	5 Years	10 Years	Since Inception
Mid Cap Equity* — Original Shares	4.01%	17.01%	-7.89%			3.84%
Mid Cap Equity* — Institutional Shares	4.14	17.31	-7.66			4.10
Russell Midcap Index	2.12	17.54	-4.16			1.97
Russell Midcap Growth Index	2.95	18.27	-3.90			1.98
Consumer Price Index	0.37	1.14	1.57			2.13

Inception date 12/27/05

*Average annualized returns.

Performance data quoted represent past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown and may be obtained at 1-800-248-6314 or www.rainierfunds.com. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The Advisor has an agreement in place to limit expenses. However, the expense limits currently have not been exceeded. Please refer to the Schedule of Investments for complete Fund holdings. Fund holdings and sector weightings are subject to change at any time due to ongoing portfolio management. References to specific investments should not be construed as a recommendation by the Fund or the Advisor to buy or sell securities.

See page 61 for index descriptions.

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PORTFOLIO INVESTMENT RETURNS

Small/Mid Cap Equity Portfolio

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $10,000

(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

TOTAL RETURNS as of September 30, 2010

	6 Months	1 Year	3 Years	5 Years	10 Years	Since Inception
Small/Mid Cap Equity* — Original Shares	3.04%	15.28%	-11.15%	0.74%	3.89%	10.49%
Small/Mid Cap Equity* — Institutional Shares	3.19	15.56	-10.93	0.99	4.11	10.63
Russell 2500 Index	1.01	15.92	-3.57	2.36	5.11	9.50
Russell 2500 Growth Index	2.09	17.27	-3.41	3.09	0.47	7.22
Consumer Price Index	0.37	1.14	1.57	1.90	2.32	2.43

Inception date 5/10/94

*Average annualized returns. The performance figures for the Institutional Shares include the performance for the Original Shares for periods prior to the effective date of the I-Shares, which was 5/2/02. The Original Shares commenced on 5/10/94, and they impose higher expenses than that of the I-Shares.

Performance data quoted represent past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown and may be obtained at 1-800-248-6314 or www.rainierfunds.com. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The Advisor has an agreement in place to limit expenses. However, the expense limits currently have not been exceeded. Please refer to the Schedule of Investments for complete Fund holdings. Fund holdings and sector weightings are subject to change at any time due to ongoing portfolio management. References to specific investments should not be construed as a recommendation by the Fund or the Advisor to buy or sell securities.

See page 61 for index descriptions.

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PORTFOLIO INVESTMENT RETURNS

Balanced Portfolio

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $10,000

(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

TOTAL RETURNS as of September 30, 2010

	6 Months	1 Year	3 Years	5 Years	10 Years	Since Inception
Balanced* — Original Shares	1.53%	8.20%	-3.40%	2.18%	1.86%	7.49%
Balanced* — Institutional Shares	1.65	8.42	-3.18	2.41	2.06	7.63
S&P 500 Index	-1.39	10.20	-7.15	0.64	-0.43	7.90
Barclays Capital U.S. Intermediate Gov./Credit Bond Index	5.81	7.76	6.94	5.95	6.05	6.32
Balanced Index	1.44	9.27	-1.47	2.95	2.30	7.45
Consumer Price Index	0.37	1.14	1.57	1.90	2.32	2.43

Inception date 5/10/94

*Average annualized returns. The performance figures for the Institutional Shares include the performance for the Original Shares for periods prior to the effective date of the I-Shares, which was 5/2/02. The Original Shares commenced on 5/10/94, and they impose higher expenses than that of the I-Shares.

Performance data quoted represent past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown, and may be obtained at 1-800-248-6314 or www.rainierfunds.com. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in mortgage-backed and asset-backed securities may involve additional risks such as credit risk, prepayment risk, possible illiquidity and default, and susceptibility to adverse economic developments. Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The Advisor has an agreement in place to limit expenses. However, the expense limits currently have not been exceeded. Please refer to the Schedule of Investments for complete Fund holdings. Fund holdings and sector weightings are subject to change at any time due to ongoing portfolio management. References to specific investments should not be construed as a recommendation by the Fund or the Advisor to buy or sell securities.

See page 61 for index descriptions.

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PORTFOLIO INVESTMENT RETURNS

Intermediate Fixed Income Portfolio

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $10,000

(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

TOTAL RETURNS as of September 30, 2010

	6 Months	1 Year	3 Years	5 Years	10 Years	Since Inception
Intermediate Fixed Income*	5.21%	7.83%	7.04%	5.77%	5.61%	5.81%
Barclays Capital U.S. Intermediate Gov./Credit Bond Index	5.81	7.76	6.94	5.95	6.05	6.32
Citigroup 3-month Treasury Bill Index	0.08	0.12	1.01	2.48	2.41	3.50
Consumer Price Index	0.37	1.14	1.57	1.90	2.32	2.43

Inception date 5/10/94

*Average annualized returns.

Performance data quoted represent past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown, and may be obtained at 1-800-248-6314 or www.rainierfunds.com. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in mortgage-backed and asset-backed securities may involve additional risks such as credit risk, prepayment risk, possible illiquidity and default, and susceptibility to adverse economic developments. Please refer to the Schedule of Investments for complete Fund holdings. Fund holdings and sector weightings are subject to change at any time due to ongoing portfolio management. Free cash flow is the amount of cash that a company has left over after it has paid all of its expenses, including investments. Investment performance reflects fee reductions. In the absence of such reductions, total return would be reduced.

See page 61 for index descriptions.

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Fund Expenses

Rainier Funds

September 30, 2010 (Unaudited)

EXPENSE EXAMPLES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Original Class only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested 4/1/10 and held for the entire period from 4/1/10 to 9/30/2010.

ACTUAL EXPENSES

The information in the tables under the headings “Actual Performance” provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLES FOR COMPARISON PURPOSES

The information in the tables under the headings “Hypothetical Performance (5% return before expenses)” provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed annual rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as exchange fees. Therefore, the information under the headings “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

LARGE CAP EQUITY PORTFOLIO

Expenses Example

	Actual Performance		Hypothetical Performance (5% annual return before expenses)
	Original	Institutional	Original	Institutional
Beginning Account Value (4/1/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (9/30/10)	$986.80	$988.20	$1,019.33	$1,020.58
Expenses Paid during Period*	$5.70	$4.46	$5.80	$4.54

*For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.15% for Original, 0.90% for Institutional), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six-month period).

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MID CAP EQUITY PORTFOLIO

Expenses Example

	Actual Performance		Hypothetical Performance (5% annual return before expenses)
	Original	Institutional	Original	Institutional
Beginning Account Value (4/1/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (9/30/10)	$1,040.10	$1,041.40	$1,018.60	$1,019.85
Expenses Paid during Period*	$6.60	$5.33	$6.53	$5.27

*For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.29% for Original, 1.04% for Institutional), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six-month period).

SMALL/MID CAP EQUITY PORTFOLIO

Expenses Example

	Actual Performance		Hypothetical Performance (5% annual return before expenses)
	Original	Institutional	Original	Institutional
Beginning Account Value (4/1/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (9/30/10)	$1,030.40	$1,031.90	$1,018.88	$1,020.14
Expenses Paid during Period*	$6.28	$5.01	$6.25	$4.98

*For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.23% for Original, 0.98% for Institutional), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six-month period).

BALANCED PORTFOLIO

Expenses Example

	Actual Performance		Hypothetical Performance (5% annual return before expenses)
	Original	Institutional	Original	Institutional
Beginning Account Value (4/1/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (9/30/10)	$1,015.30	$1,016.50	$1,019.28	$1,020.52
Expenses Paid during Period*	$5.83	$4.58	$5.85	$4.59

*For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.15% for Original, 0.90% for Institutional), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six-month period).

INTERMEDIATE FIXED INCOME PORTFOLIO

Expenses Example

	Actual Performance	Hypothetical Performance (5% annual return before expenses)
Beginning Account Value (4/1/10)	$1,000.00	$1,000.00
Ending Account Value (9/30/10)	$1,052.10	$1,022.31
Expenses Paid during Period*	$2.83	$2.79

*Expenses are equal to the Fund’s annualized expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six-month period).

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SCHEDULES OF INVESTMENTS

Rainier Large Cap Equity Portfolio

Sector Representation as of September 30, 2010 (% of net assets)

COMMON STOCKS (100.5%)
	Shares	Value

CONSUMER DISCRETIONARY (13.0%)
Amazon.com, Inc.*	92,300	$14,496,638
CBS Corp.	714,400	11,330,384
Darden Restaurants, Inc.	281,110	12,025,886
DeVry, Inc.	226,310	11,136,715
Kohls Corp.*	308,000	16,225,440
Limited Brands, Inc.	457,980	12,264,704
Marriott International, Inc. Cl. A	747,090	26,768,235
McDonald’s Corp.	181,650	13,534,741
NIKE, Inc. - Cl. B	98,120	7,863,337
Target Corp.	262,340	14,019,450
The Walt Disney Co.	653,630	21,641,689
Tiffany & Co.	265,610	12,481,014
Whirlpool Corp.	160,160	12,966,554
Total Consumer Discretionary		186,754,787

CONSUMER STAPLES (7.8%)
Colgate-Palmolive Co.	122,290	9,399,209
Costco Wholesale Corp.	177,180	11,426,338
PepsiCo, Inc.	318,692	21,173,897
Philip Morris International, Inc.	279,910	15,680,558
The Coca-Cola Co.	437,720	25,615,374
The J.M. Smucker Co.	217,605	13,171,631
Wal-Mart Stores, Inc.	292,715	15,666,107
Total Consumer Staples		112,133,114

ENERGY (11.2%)
Chevron Corp.	634,125	$51,395,831
Devon Energy Corp.	318,170	20,598,326
Halliburton Co.	797,150	26,361,751
Occidental Petroleum Corp.	159,010	12,450,483
Schlumberger Ltd.	329,040	20,272,154
Total SA - ADR	296,250	15,286,500
Whiting Petroleum Corp.*	156,540	14,951,135
Total Energy		161,316,180

FINANCIALS (14.0%)
American Express Co.	577,260	24,262,238
Ameriprise Financial, Inc.	463,940	21,958,280
Bank of America Corp.	1,471,630	19,293,069
Comerica, Inc.	327,850	12,179,627
Discover Financial Services	442,900	7,387,572
Franklin Resources, Inc.	201,590	21,549,971
Intercontinental-Exchange, Inc.*	103,030	10,789,302
JPMorgan Chase & Co.	994,140	37,846,910
Lincoln National Corp.	446,970	10,691,522
MetLife, Inc.	309,630	11,905,274
State Street Corp.	116,340	4,381,365
The PNC Financial Services Group, Inc.	367,500	19,076,925
Total Financials		201,322,055

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HEALTH CARE (9.0%)
Abbott Laboratories	284,225	$14,847,914
Allergan, Inc.	193,995	12,906,487
Amgen, Inc.*	171,810	9,468,449
Celgene Corp.*	325,585	18,756,952
Express Scripts, Inc.*	321,890	15,676,043
McKesson Corp.	166,160	10,265,365
Merck & Co., Inc.	429,290	15,802,165
Perrigo Co.	45,310	2,909,808
Shire PLC - ADR	183,130	12,320,986
Teva Pharmaceutical Industries, Ltd. - ADR	306,110	16,147,303
Total Health Care		129,101,472

INDUSTRIALS (15.7%)
3M Co.	238,220	20,656,056
Bucyrus International, Inc.	165,860	11,502,391
CSX Corp.	311,170	17,213,924
Cummins, Inc.	296,830	26,886,861
Deere & Co.	395,150	27,573,567
Emerson Electric Co.	488,820	25,741,261
Expeditors International Washington, Inc.	324,470	15,000,248
FedEx Corp.	216,810	18,537,255
General Electric Co.	796,450	12,942,313
Manpower, Inc.	205,820	10,743,804
PACCAR, Inc.	93,270	4,490,951
Precision Castparts Corp.	158,565	20,193,253
Union Pacific Corp.	187,900	15,370,220
Total Industrials		226,852,104

INFORMATION TECHNOLOGY (20.0%)
Amphenol Corp. Cl. A	239,710	11,740,996
Apple, Inc.*	210,830	59,823,012
Autodesk, Inc.*	392,470	12,547,266
Broadcom Corp. Cl. A	272,975	9,660,585
Check Point Software Technologies Ltd.*	400,835	14,802,837
Cisco Systems, Inc.*	1,141,125	24,990,638

EMC Corp.*	1,123,570	$22,819,707
Google Inc. Cl. A*	58,185	30,593,091
Juniper Networks, Inc.*	359,790	10,919,626
Marvell Technology Group Ltd.*	719,740	12,602,648
Microsoft Corp.	1,097,366	26,874,493
Oracle Corp.	647,220	17,377,857
Teradata Corp.*	369,840	14,261,030
Trimble Navigation Ltd.*	262,380	9,193,795
Visa, Inc.	135,151	10,036,313
Total Information Technology		288,243,894

MATERIALS (6.5%)
Albemarle Corp.	379,890	17,782,651
E.I. du Pont de Nemours & Co.	264,720	11,811,806
Freeport-McMoRan Copper & Gold, Inc.	193,550	16,527,235
Packaging Corp. of America	603,600	13,985,412
Praxair, Inc.	122,680	11,073,097
Walter Energy, Inc.	138,160	11,231,026
Yamana Gold, Inc.	1,027,340	11,711,676
Total Materials		94,122,903

TELECOMMUNICATION SERVICES (1.8%)
American Tower Corp. Cl. A*	501,610	25,712,529
Total Telecommunication Services		25,712,529

UTILITIES (1.5%)
The AES Corp.*	1,904,610	21,617,324
Total Utilities		21,617,324

TOTAL COMMON STOCKS
(cost $1,210,586,421)	$1,447,176,362

The accompanying notes are an integral part of these financial statements.

P / 15

SCHEDULES OF INVESTMENTS

Rainier Large Cap Equity Portfolio

continued

SHORT-TERM INVESTMENTS (0.5%)
	Principal Amount	Value

MONEY MARKET MUTUAL FUNDS (0.5%)
First American Prime Obligations Fund 0.0193%	$6,535,831	$6,535,831

TOTAL SHORT-TERM INVESTMENTS
(cost $6,535,831)		$6,535,831

TOTAL INVESTMENTS (101.0%)
(cost $1,217,122,252)		$1,453,712,193

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.0%)		(12,594,198)

TOTAL NET ASSETS (100.0%)		$1,441,117,995

ADR - American Depository Receipt

*Non-income producing security.

P / 16

SCHEDULES OF INVESTMENTS

Rainier Mid Cap Equity Portfolio

Sector Representation as of September 30, 2010 (% of net assets)

COMMON STOCKS (99.1%)
	Shares	Value

CONSUMER DISCRETIONARY AND SERVICES (16.6%)
Avon Products, Inc.	106,530	$3,420,678
Bally Technologies, Inc.*	86,555	3,025,097
Big Lots, Inc.*	148,070	4,923,327
Chipotle Mexican Grill, Inc.*	35,480	6,102,560
Darden Restaurants, Inc.	104,680	4,478,211
DeVry, Inc.	104,860	5,160,161
Discovery Communications, Inc.*	243,090	10,586,570
Fossil, Inc.*	69,770	3,752,928
Gannett Co., Inc.	371,810	4,547,236
Guess?, Inc.	81,945	3,329,425
Jarden Corp.	224,790	6,997,713
Kohl’s Corp.*	100,700	5,304,876
LKQ Corp.*	141,842	2,950,314
Marriott International, Inc. Cl. A	283,610	10,161,746
Nordstrom, Inc.	154,810	5,758,932
priceline.com, Inc.*	11,920	4,152,213
Scripps Networks Interactive, Inc. Cl. A	147,400	7,013,292
Tiffany & Co.	107,360	5,044,847
Tractor Supply Co.	109,920	4,359,427
Urban Outfitters, Inc.*	117,270	3,686,969
Warnaco Group, Inc.*	77,060	3,940,078
Whirlpool Corp.	74,460	6,028,281
Total Consumer Discretionary and Services		114,724,881

CONSUMER STAPLES (1.7%)
Church & Dwight Co., Inc.	74,925	$4,865,630
The J.M. Smucker Co.	111,250	6,733,962
Total Consumer Staples		11,599,592

ENERGY (8.6%)
Concho Resources, Inc.*	133,745	8,849,907
Dresser-Rand Group, Inc.*	199,480	7,358,817
Halliburton Co.	130,290	4,308,691
Oceaneering International, Inc.*	160,600	8,649,916
Petrohawk Energy Corp.*	303,950	4,905,753
Unit Corp.*	126,090	4,701,896
Walter Energy, Inc.	75,250	6,117,072
Whiting Petroleum Corp.*	156,340	14,932,033
Total Energy		59,824,085

FINANCIAL SERVICES (18.0%)
Affiliated Managers Group, Inc.*	136,840	10,674,888
Alliance Data Systems Corp.*	221,850	14,477,931
Ameriprise Financial, Inc.	286,690	13,569,038
Comerica, Inc.	183,940	6,833,371
Commerce Bancshares, Inc.	97,374	3,660,289
Digital Realty Trust, Inc.	185,795	11,463,551
Discover Financial Services	307,810	5,134,271

The accompanying notes are an integral part of these financial statements.

P / 17

SCHEDULES OF INVESTMENTS

Rainier Mid Cap Equity Portfolio

continued

First Niagara Financial Group, Inc.	438,350	$5,106,777
Franklin Resources, Inc.	98,770	10,558,513
Intercontinental-Exchange, Inc.*	43,760	4,582,547
Jones Lang LaSalle, Inc.	62,620	5,402,227
MSCI, Inc. Cl. A*	115,850	3,847,379
Raymond James Financial, Inc.	191,940	4,861,840
SEI Investments Co.	123,090	2,503,651
Signature Bank*	150,110	5,830,272
T Rowe Price Group, Inc.	175,750	8,798,924
The PNC Financial Services Group, Inc.	130,470	6,772,698
Total Financial Services		124,078,167

HEALTH CARE (9.8%)
Alere, Inc.*	107,330	3,319,717
Alexion Pharmaceuticals, Inc.*	50,425	3,245,353
Allscripts-Misys Healthcare Solutions, Inc.*	346,560	6,400,963
AmerisourceBergen Corp.	171,250	5,250,525
Celgene Corp.*	120,125	6,920,401
Emergency Medical Services Corp.*	108,350	5,769,637
Hill-Rom Holdings, Inc.	57,660	2,069,417
Life Technologies Corp.*	76,800	3,585,792
MEDNAX, Inc.*	82,760	4,411,108
Mylan Laboratories*	181,920	3,421,915
Perrigo Co.	81,700	5,246,774
ResMed, Inc.*	130,360	4,277,112
Shire PLC - ADR	68,600	4,615,408
SXC Health Solutions Corp.*	117,220	4,275,014
United Therapeutics Corp.*	82,480	4,619,705
Total Health Care		67,428,841

MATERIALS AND PROCESSING (7.0%)
Albemarle Corp.	183,290	8,579,805
Greif, Inc. Cl. A	120,590	7,095,516

Precision Castparts Corp.	57,135	$7,276,142
Temple-Inland, Inc.	357,840	6,677,294
The Scotts Miracle-Gro Co.	64,780	3,351,069
Valspar Corp.	246,680	7,856,758
Yamana Gold, Inc.	657,380	7,494,132
Total Materials and Processing		48,330,716

PRODUCER DURABLES (17.8%)
AMETEK, Inc.	70,355	3,360,858
BE Aerospace, Inc.*	255,170	7,734,203
Bucyrus International, Inc.	141,450	9,809,557
Chicago Bridge & Iron Co. N.V.*	426,120	10,418,634
CSX Corp.	155,980	8,628,814
Cummins, Inc.	135,210	12,247,322
Dover Corp.	134,490	7,021,723
Expeditors International Washington, Inc.	171,150	7,912,265
J.B. Hunt Transportation Services, Inc.	152,410	5,288,627
Kansas City Southern*	225,710	8,443,811
Kennametal, Inc.	376,840	11,655,661
Manpower, Inc.	40,680	2,123,496
MSC Industrial Direct Co., Inc. Cl. A	195,360	10,557,254
Nordson Corp.	111,010	8,180,327
Trimble Navigation Ltd.*	130,205	4,562,383
Woodward Governor Co.	149,140	4,835,119
Total Producer Durables		122,780,054

TECHNOLOGY (16.0%)
American Tower Corp. Cl. A *	144,895	7,427,318
Amphenol Corp. Cl. A	94,125	4,610,243
ANSYS, Inc.*	108,695	4,592,364
Atheros Communications, Inc.*	115,400	3,040,790
Autodesk, Inc.*	168,810	5,396,856
Broadcom Corp. Cl. A	115,475	4,086,660
Check Point Software Technologies Ltd.*	242,200	8,944,446
Citrix Systems, Inc.*	92,180	6,290,363

P / 18

Cognizant Technology Solutions Corp.*	82,780	$5,336,827
F5 Networks, Inc.*	42,390	4,400,506
JDS Uniphase Corp.*	538,120	6,667,307
Juniper Networks, Inc.*	167,170	5,073,609
Marvell Technology Group Ltd.*	340,260	5,957,953
MICROS Systems, Inc. *	160,405	6,789,944
NetApp, Inc.*	89,395	4,450,977
Nuance Communications, Inc.*	181,260	2,834,906
Red Hat, Inc.*	68,390	2,803,990
SBA Communications Corp.*	155,960	6,285,188
Teradata Corp.*	176,240	6,795,814
Teradyne, Inc.*	257,690	2,870,666
Tibco Software, Inc.*	315,050	5,588,987
Total Technology		110,245,714

UTILITIES (3.6%)
Aqua America, Inc.	146,030	2,979,012
ITC Holdings Corp.	161,090	10,027,852
The AES Corp.*	1,023,170	11,612,980
Total Utilities		24,619,844

TOTAL COMMON STOCKS
(cost $547,826,350)		$683,631,894

SHORT-TERM INVESTMENTS (1.1%)
	Principal Amount	Value

MONEY MARKET MUTUAL FUNDS (1.1%)
First American Prime Obligations Fund 0.0193%	$7,734,677	$7,734,677

TOTAL SHORT-TERM INVESTMENTS
(cost $7,734,677)		$7,734,677

TOTAL INVESTMENTS (100.2%)
(cost $555,561,027)		$691,366,571

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.2%)		(1,052,906)

TOTAL NET ASSETS (100.0%)		$690,313,665

* Non-income producing security.

The accompanying notes are an integral part of these financial statements.

P / 19

SCHEDULES OF INVESTMENTS

Rainier Small/Mid Cap Equity Portfolio

Sector Representation as of September 30, 2010 (% of net assets)

COMMON STOCKS (99.9%)
	Shares	Value

CONSUMER DISCRETIONARY AND SERVICES (13.8%)
Big Lots, Inc.*	586,070	$19,486,828
Chipotle Mexican Grill, Inc.*	127,380	21,909,360
Cinemark Holdings, Inc.	1,040,480	16,751,728
Cooper Tire & Rubber Co.	1,403,190	27,544,620
Cracker Barrel Old Country Store, Inc.	416,530	21,143,063
Discovery Communications, Inc.*	799,290	34,809,079
Fossil, Inc.*	343,720	18,488,699
Guess?, Inc.	318,260	12,930,904
Jarden Corp.	946,160	29,453,961
LKQ Corp.*	735,358	15,295,446
Nordstrom, Inc.	605,650	22,530,180
Penske Automotive Group, Inc.*	437,210	5,771,172
priceline.com, Inc.*	49,810	17,350,815
Tenneco, Inc.*	831,090	24,076,677
The Talbots, Inc.*	1,444,160	18,918,496
Thor Industries, Inc.	342,840	11,450,856
Tractor Supply Co.	398,350	15,798,561
Tupperware Brands Corp.	305,680	13,987,917
Urban Outfitters, Inc.*	588,700	18,508,728
Warnaco Group, Inc.*	325,680	16,652,018
Total Consumer Discretionary & Services		382,859,108

CONSUMER STAPLES (2.5%)
Central European Distribution Corp.*	346,980	$7,744,593
Church & Dwight Co., Inc.	305,100	19,813,194
Diamond Foods, Inc.	376,830	15,446,262
TreeHouse Foods, Inc.*	581,100	26,788,710
Total Consumer Staples		69,792,759

ENERGY (9.2%)
Carrizo Oil & Gas, Inc.*	1,213,150	29,042,811
Concho Resources, Inc.*	260,305	17,224,382
Dresser-Rand Group, Inc.*	397,905	14,678,715
Energy XXI (Bermuda) Ltd.*	1,074,096	24,822,359
Newpark Resources, Inc.*	3,017,180	25,344,312
Oceaneering International, Inc.*	407,820	21,965,185
Rex Energy Corp.*	179,900	2,302,720
RPC, Inc.	909,670	19,248,617
Swift Energy Co.*	1,089,100	30,581,928
T-3 Energy Services, Inc.*	500,710	13,093,567
Unit Corp.*	253,080	9,437,353
Whiting Petroleum Corp.*	533,710	50,974,642
Total Energy		258,716,591

P / 20

FINANCIAL SERVICES (18.0%)
Affiliated Managers Group, Inc.*	655,780	$51,157,398
Alliance Data Systems Corp.*	944,820	61,658,953
American Campus Communities, Inc.	127,200	3,871,968
Comerica, Inc.	803,810	29,861,541
Commerce Bancshares, Inc.	245,250	9,218,947
DiamondRock Hospitality Co.	1,727,250	16,391,602
Digital Realty Trust, Inc.	488,110	30,116,387
Discover Financial Services	843,360	14,067,245
DuPont Fabros Technology, Inc.	1,478,820	37,192,323
First Niagara Financial Group, Inc.	2,120,090	24,699,049
Intercontinental- Exchange Inc.*	248,660	26,039,675
Jones Lang LaSalle, Inc.	312,590	26,967,139
KBW, Inc.	480,210	12,293,376
LaSalle Hotel Properties	1,078,320	25,221,905
Lincoln National Corp.	1,327,440	31,752,365
MSCI, Inc. Cl. A*	453,510	15,061,067
Prosperity Bancshares, Inc.	289,295	9,393,409
Raymond James Financial, Inc.	1,047,020	26,521,017
SEI Investments Co.	821,010	16,699,343
Signature Bank*	879,290	34,151,624
Total Financial Services		502,336,333

HEALTH CARE (12.1%)
Alere, Inc.*	452,095	13,983,298
Alexion Pharmaceuticals, Inc.*	213,105	13,715,438
Allscript-Misys Healthcare Solutions, Inc.*	1,426,720	26,351,518
AmerisourceBergen Corp.	627,570	19,241,296

BioMarin Pharmaceuticals, Inc.*	475,560	$10,628,766
Cyberonics, Inc.*	252,150	6,727,362
Emergency Medical Services Corp.*	442,250	23,549,813
HealthSouth Corp.*	1,323,410	25,409,472
Hill-Rom Holdings, Inc.	233,540	8,381,751
Life Technologies Corp.*	374,470	17,484,004
Lincare Holdings, Inc.	510,200	12,800,918
MEDNEX, Inc.*	317,290	16,911,557
Mylan Laboratories*	666,700	12,540,627
Perrigo Co.	358,380	23,015,164
ResMed, Inc.*	578,210	18,971,070
Sirona Dental Systems, Inc.*	417,790	15,057,152
SXC Health Solutions Corp.*	493,720	18,005,969
Thoratec Corp.*	508,970	18,821,710
United Therapeutics Corp.*	507,294	28,413,537
VCA Antech, Inc.*	269,970	5,693,667
Total Health Care		335,704,089

MATERIALS AND PROCESSING (7.8%)
Albemarle Corp.	620,110	29,027,349
Allied Nevada Gold Corp.*	300,290	7,957,685
Cabot Corp.	1,156,930	37,681,210
FMC Corp.	157,440	10,770,470
Packaging Corp. of America	1,140,760	26,431,409
RBC Bearings, Inc.*	585,970	19,911,261
Seabridge Gold, Inc.*	559,640	16,050,475
Temple-Inland, Inc.	1,218,170	22,731,052
The Scotts Miracle-Gro Co.	251,680	13,019,407
Valspar Corp.	1,032,000	32,869,200
Total Materials and Processing		216,449,518

PRODUCER DURABLES (18.2%)
Aegean Marine Petroleum Network, Inc.	1,088,120	18,106,317
AMETEK, Inc.	265,060	12,661,916
AO Smith Corp.	284,140	16,448,865

The accompanying notes are an integral part of these financial statements.

P / 21

SCHEDULES OF INVESTMENTS

Rainier Small/Mid Cap Equity Portfolio

continued

BE Aerospace, Inc.*	1,107,990	$33,583,177
Bucyrus International, Inc.	527,050	36,550,918
Chicago Bridge & Iron Co.*	1,462,260	35,752,257
EnerSys*	1,557,185	38,882,909
GrafTech International Ltd.*	2,102,280	32,858,636
J.B. Hunt Transportation Services, Inc.	932,440	32,355,668
Kansas City Southern*	1,099,250	41,122,943
Kennametal, Inc.	1,527,780	47,254,235
Littelfuse, Inc.*	365,970	15,992,889
MSC Industrial Direct Co., Inc. Cl. A	656,390	35,471,316
Nordson Corp.	385,660	28,419,285
Old Dominion Freight Line, Inc.*	764,125	19,424,057
The Middleby Corp.*	302,710	19,188,787
Trimble Navigation Ltd.*	595,465	20,865,094
Woodward Governor Co.	652,640	21,158,589
Total Producer Durables		506,097,858

TECHNOLOGY (15.1%)
Adtran, Inc.	463,380	16,357,314
ANSYS, Inc.*	525,085	22,184,841
Atheros Communications, Inc.*	611,580	16,115,133
Check Point Software Technologies Ltd.*	1,000,630	36,953,266
Ciena Corp.*	910,040	14,169,323
Citrix Systems, Inc.*	342,890	23,398,814
Cognizant Technology Solutions Corp.*	356,640	22,992,581
Concur Technologies, Inc.*	355,275	17,564,796
F5 Networks, Inc.*	178,500	18,530,085
Finisar Corp.*	312,960	5,880,519

Marvell Technology Group Ltd.*	1,183,875	$20,729,651
MICROS Systems, Inc.*	710,679	30,083,042
NetApp, Inc.*	379,885	18,914,474
Netezza Corp.*	259,480	6,992,986
PMC-Sierra, Inc.*	2,631,300	19,366,368
Red Hat, Inc.*	281,460	11,539,860
Riverbed Technology, Inc.*	355,630	16,209,615
SBA Communications Corp.*	781,960	31,512,988
Standard Microsystems Corp.*	562,520	12,831,081
Taleo Corp. Cl. A*	647,420	18,768,706
Teradyne, Inc.*	1,398,020	15,573,943
Tibco Software, Inc.*	1,369,380	24,292,801
Total Technology		420,962,187

UTILITIES (3.2%)
Aqua America, Inc.	386,430	7,883,172
El Paso Electric Co.*	200,030	4,756,713
ITC Holdings Corp.	670,555	41,742,049
The AES Corp.*	3,056,830	34,695,021
Total Utilities		89,076,955

TOTAL COMMON STOCKS
(cost $2,229,519,503)	$2,781,995,398

P / 22

SHORT-TERM INVESTMENTS (0.8%)
	Principal Amount	Value

MONEY MARKET MUTUAL FUNDS (0.8%)
First American Prime Obligations Fund 0.0193%	$23,444,711	$23,444,711

TOTAL SHORT-TERM INVESTMENTS
(cost $23,444,711)		$23,444,711

TOTAL INVESTMENTS (100.7%)
(cost $2,252,964,214)		$2,805,440,109

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.7%)		(20,850,875)

TOTAL NET ASSETS (100.0%)	$2,784,589,234

* Non-income producing security.

The accompanying notes are an integral part of these financial statements.

P / 23

SCHEDULES OF INVESTMENTS

Rainier Balanced Portfolio

Investment Allocation as of September 30, 2010 (% of net assets)

COMMON STOCKS (60.4%)
	Shares	Value

CONSUMER DISCRETIONARY (7.8%)
Amazon.com, Inc.*	2,960	$464,898
CBS Corp.	22,940	363,828
Darden Restaurants, Inc.	9,030	386,303
DeVry, Inc.	7,270	357,757
Kohls Corp.*	9,890	521,005
Limited Brands, Inc.	14,710	393,934
Marriott International, Inc. Cl. A	23,990	859,562
McDonalds Corp.	5,830	434,393
Nike, Inc. - Cl. B	3,155	252,842
Target Corp.	8,420	449,965
The Walt Disney Co.	20,990	694,979
Tiffany & Co.	8,530	400,824
Whirlpool Corp.	5,360	433,946
Total Consumer Discretionary		6,014,236

CONSUMER STAPLES (4.7%)
Colgate-Palmolive Co.	3,440	264,398
Costco Wholesale Corp.	5,690	366,948
PepsiCo, Inc.	10,229	679,615
Philip Morris International, Inc.	8,990	503,620
The Coca-Cola Co.	14,740	862,585
The J.M. Smucker Co.	6,985	422,802
Wal-Mart Stores, Inc.	9,400	503,088
Total Consumer Staples		3,603,056

ENERGY (6.7%)
Chevron Corp.	20,365	$1,650,583
Devon Energy Corp.	10,215	661,318
Halliburton Co.	25,600	846,592
Occidental Petroleum Corp.	5,110	400,113
Schlumberger Ltd.	10,570	651,218
Total SA - ADR	9,515	490,974
Whiting Petroleum Corp.*	5,030	480,415
Total Energy		5,181,213

FINANCIALS (8.4%)
American Express Co.	18,540	779,236
Ameriprise Financial, Inc.	14,900	705,217
Bank of America Corp.	47,260	619,579
Comerica, Inc.	10,530	391,190
Discover Financial Services	11,590	193,321
Franklin Resources, Inc.	6,470	691,643
Intercontinental- Exchange Inc.*	3,310	346,623
JPMorgan Chase & Co.	31,925	1,215,385
Lincoln National Corp.	14,350	343,252
MetLife, Inc.	10,360	398,342
State Street Corp.	3,740	140,848
The PNC Financial Services Group, Inc.	11,800	612,538
Total Financials		6,437,174

HEALTH CARE (5.4%)
Abbott Laboratories	9,125	476,690
Allergan, Inc.	6,225	414,149

P / 24

Amgen, Inc.*	5,520	$304,207
Celgene Corp.*	10,460	602,601
Express Scripts, Inc.*	10,340	503,558
McKesson Corp.	5,340	329,905
Merck & Co., Inc.	14,460	532,273
Perrigo Co.	1,530	98,257
Shire PLC – ADR	5,880	395,606
Teva Pharmaceutical Industries Ltd.– ADR	9,830	518,532
Total Health Care		4,175,778

INDUSTRIAL (9.5%)
3M Co.	7,650	663,331
Bucyrus International, Inc.	5,330	369,636
CSX Corp.	9,990	552,647
Cummins, Inc.	9,530	863,227
Deere & Co.	12,690	885,508
Emerson Electric Co.	16,350	860,991
Expeditors International Washington, Inc.	10,850	501,596
FedEx Corp.	6,960	595,080
General Electric Co.	25,650	416,813
Manpower, Inc.	6,610	345,042
PACCAR, Inc.	3,140	151,191
Precision Castparts Corp.	5,095	648,848
Union Pacific Corp.	6,030	493,254
Total Industrial		7,347,164

INFORMATION TECHNOLOGY (12.0%)
Amphenol Corp. Cl. A	7,700	377,146
Apple, Inc.*	6,770	1,920,988
Autodesk, Inc.*	12,600	402,822
Broadcom Corp. Cl. A	8,770	310,370
Check Point Software Technologies Ltd.*	13,505	498,740
Cisco Systems, Inc.*	36,641	802,438
EMC Corp.*	36,075	732,683
Google, Inc. Cl. A*	1,870	983,227
Juniper Networks, Inc.*	11,550	350,542
Marvell Technology Group Ltd.*	23,110	404,656
Microsoft Corp.	35,240	863,028
Oracle Corp.	20,785	558,077
Teradata Corp.*	11,880	458,093

Trimble Navigation Ltd*	8,425	$295,212
Visa, Inc.	4,338	322,140
Total Information Technology		9,280,162

MATERIALS (3.9%)
Albemarle Corp.	12,200	571,082
E.I. du Pont de Nemours & Co.	8,500	379,270
Freeport-McMoRan Copper & Gold, Inc.	6,220	531,126
Packaging Corp. of America	19,380	449,035
Praxair, Inc.	3,940	355,624
Walter Energy, Inc.	4,440	360,927
Yamana Gold, Inc.	32,990	376,086
Total Materials		3,023,150

TELECOMMUNICATION SERVICES (1.1%)
American Tower Corp. Cl. A*	16,105	825,542
Total Telecommunications Services		825,542

UTILITIES (0.9%)
The AES Corp.*	61,160	694,166
Total Utilities		694,166

TOTAL COMMON STOCKS
(cost $37,972,142)		$46,581,641

DEBT SECURITIES (38.4%)
	Principal Amount	Value

ASSET-BACKED SECURITIES (1.8%)
Capital One
Series 2006-A6, 5.300%, 02/15/2014	$250,000	$256,459
Citibank Credit Card Issuance Trust
Series 2006-A4, 5.450%, 05/10/2013	1,125,000	1,158,926

TOTAL ASSET-BACKED SECURITIES
(cost $1,373,202)		1,415,385

The accompanying notes are an integral part of these financial statements.

P / 25

SCHEDULES OF INVESTMENTS

Rainier Balanced Portfolio

continued

CORPORATE BONDS (22.5%)

FINANCE (15.1%)
ACE INA Holdings
5.600%, 05/15/2015	$515,000	$584,775
Allstate Life Global Funding Trust
5.375%, 04/30/2013	300,000	331,733
American Express Co.
7.000%, 03/19/2018	290,000	349,794
Bank of America Corp.
5.650%, 05/01/2018	450,000	477,513
Bear Stearns & Cos., Inc.
5.700%, 11/15/2014	420,000	474,005
5.550%, 01/22/2017	425,000	464,110
BlackRock, Inc.
5.000%, 12/10/2019	125,000	138,052
Caterpillar Financial Services Corp.
6.125%, 02/17/2014	500,000	575,205
Citigroup, Inc.
6.500%, 08/19/2013	216,000	238,810
4.750%, 05/19/2015	560,000	589,783
Credit Suisse First Boston
5.000%, 05/15/2013	150,000	163,516
5.400%, 01/14/2020	200,000	213,743
Comerica, Inc.
3.000%, 09/16/2015	200,000	202,653
General Electric Capital Corp.
5.900%, 05/13/2014	575,000	651,783
5.625%, 09/15/2017	375,000	419,524
Hartford Financial Services Group, Inc.
5.250%, 10/15/2011	475,000	492,795
Household Financial Corp.
6.375%, 10/15/2011	500,000	526,688
MetLife, Inc.
6.750%, 06/01/2016	325,000	388,437
Morgan Stanley
5.300%, 03/01/2013	275,000	296,324
4.750%, 04/01/2014	625,000	653,254
ORIX Corp.
4.710%, 04/27/2015	165,000	169,961
Prudential Financial, Inc.
5.150%, 01/15/2013	425,000	453,842
The Charles Schwab Corp.
4.950%, 06/01/2014	275,000	305,780
The Goldman Sachs Group, Inc.
5.950%, 01/18/2018	460,000	505,985

The Travelers Cos., Inc.
5.900%, 06/02/2019	$375,000	$437,082
Toyota Motor Credit Corp.
3.200%, 06/17/2015	160,000	169,921
Wachovia Corp.
5.500%, 05/01/2013	375,000	412,448
4.875%, 02/15/2014	155,000	165,756
Wells Fargo & Co.
3.750%, 10/01/2014	250,000	265,155
3.625%, 04/15/2015	155,000	164,527
Western Union Co.
5.400%, 11/17/2011	250,000	261,095
5.930%, 10/01/2016	90,000	105,237
Total Finance		11,649,286

INDUSTRIALS (7.2%)
Alltel Corp.
7.000%, 07/01/2012	250,000	275,151
Amgen, Inc.
4.500%, 03/15/2020	60,000	66,597
Analog Devices, Inc.
5.000%, 07/01/2014	670,000	736,938
ArcelorMittal SA Luxembourg
5.375%, 06/01/2013	130,000	139,669
Bemis Co., Inc.
6.800%, 08/01/2019	125,000	149,304
BHP Billiton Financial USA Ltd.
5.125%, 03/29/2012	275,000	291,336
Cisco Systems, Inc.
4.450%, 01/15/2020	430,000	473,378
Corn Products International, Inc.
3.200%, 11/01/2015	120,000	122,452
Nokia Corp.
5.375%, 05/15/2019	345,000	377,282
Novartis Capital Corp.
4.125%, 02/10/2014	300,000	327,853
Rio Tinto Finance USA Ltd.
5.875%, 07/15/2013	300,000	334,588
Shell International Financial BV
4.375%, 03/25/2020	200,000	220,584
St. Jude Medical, Inc.
3.750%, 07/15/2014	125,000	134,161
4.875%, 07/15/2019	75,000	84,881
Statoil ASA
3.125%, 08/17/2017	430,000	447,874
Teva Pharmaceuticals Finance II BV
3.000%, 06/15/2015	55,000	57,598

P / 26

Total Capital SA
4.450%, 06/24/2020	$195,000	$213,814
Tyco International Finance SA
8.500%, 01/15/2019	175,000	232,315
United Parcel Service, Inc.
3.875%, 04/01/2014	175,000	191,221
UnitedHealth Group, Inc.
6.000%, 02/15/2018	150,000	175,367
WMC Financial USA Ltd.
5.125%, 05/15/2013	350,000	384,132
Zimmer Holdings, Inc.
4.625%, 11/30/2019	50,000	53,984
Total Industrials		5,490,479

UTILITIES (0.2%)
Virginia Electric & Power Co.
5.000%, 06/30/2019	125,000	142,617
Total Utilities		142,617

TOTAL CORPORATE BONDS
(cost $16,143,112)		$17,282,382

MORTGAGE PASS-THROUGH SECURITIES (0.7%)
Federal National Mortgage Association
Pool #725690, 6.000%, 08/01/2034	521,698	$569,587

TOTAL MORTGAGE PASS-THROUGH SECURITIES
(cost $522,333)		$569,587

U.S. GOVERNMENT AGENCY (2.8%)
Federal Home Loan Bank
5.625%, 06/13/2016	825,000	$922,201
Federal Home Loan Mortgage Corp.
2.500%, 04/08/2013	650,000	656,971
Federal National Mortgage Association
5.240%, 08/07/2018	500,000	559,505

TOTAL U.S. GOVERNMENT AGENCY
(cost $1,985,420)		$2,138,677

U.S. TREASURY NOTES (10.6%)
1.375%, 10/15/2012	$1,575,000	$1,604,777
1.375%, 03/15/2013	1,000,000	1,020,707
4.250%, 08/15/2013	200,000	220,922
2.625%, 06/30/2014	400,000	425,906
2.375%, 08/31/2014	425,000	448,475
4.250%, 11/15/2014	750,000	850,371
2.500%, 04/30/2015	2,000,000	2,120,626
2.750%, 05/31/2017	700,000	740,633
2.625%, 08/15/2020	700,000	706,672

TOTAL U.S. TREASURY NOTES
(cost $7,828,092)		$8,139,089

TOTAL DEBT SECURITIES
(cost $27,852,159)		$29,545,120

SHORT-TERM INVESTMENTS (0.8%)
	Principal Amount	Value

MONEY MARKET MUTUAL FUNDS (0.8%)
First American Prime Obligation Fund 0.0193%	$640,352	$640,352

TOTAL SHORT-TERM INVESTMENTS
(cost $640,352)		$640,352

TOTAL INVESTMENTS (99.6%)
(cost $66,464,653)		$76,767,113

OTHER ASSETS IN EXCESS OF LIABILITIES (0.4%)		311,094

TOTAL NET ASSETS (100.0%)		$77,078,207

ADR - American Depository Receipt

*Non-income producing security.

The accompanying notes are an integral part of these financial statements.

P / 27

SCHEDULES OF INVESTMENTS

Rainier Intermediate Fixed Income Portfolio

Investment Allocation as of September 30, 2010 (% of net assets)

DEBT SECURITIES (97.6%)
	Principal Amount	Value

ASSET-BACKED SECURITIES (2.7%)
Bank of America Credit Card Trust
Series 2007-A8, 5.590%, 11/15/2014	$300,000	$324,748
Capital One
Series 2006-A2, 4.850%, 11/15/2013	550,000	556,998
Series 2006-A6, 5.300%, 02/15/2014	625,000	641,147
Chase Issuance Trust
Series 2005-A7, 4.550%, 03/15/2013	250,000	253,035
Citibank Credit Card Issuance Trust
Series 2006-A4, 5.450%, 05/10/2013	1,750,000	1,802,774

TOTAL ASSET-BACKED SECURITIES
(cost $3,471,518)		$3,578,702
CONVERTIBLE BONDS (1.9%)

INDUSTRIALS (1.9%)
Amgen, Inc.
0.125%, 02/01/2011	2,500,000	2,503,125

TOTAL CONVERTIBLE BONDS
(cost $2,482,032)		$2,503,125

CORPORATE BONDS (60.7%)

FINANCE (35.5%)
ACE INA Holdings
5.600%, 05/15/2015	$2,425,000	$2,753,554
Allstate Life Global Funding Trust
5.375%, 04/30/2013	1,525,000	1,686,311
American Express Co.
7.000%, 03/19/2018	1,195,000	1,441,391
Bank of America Corp.
5.650%, 05/01/2018	1,800,000	1,910,052
Bear Stearns & Co, Inc.
5.700%, 11/15/2014	1,735,000	1,958,093
5.550%, 01/22/2017	1,675,000	1,829,140
BlackRock, Inc.
5.000%, 12/10/2019	475,000	524,598
Citigroup, Inc.
6.500%, 08/19/2013	794,000	877,847
4.750%, 05/19/2015	2,525,000	2,659,290
Comerica, Inc.
3.000%, 09/16/2015	910,000	922,070
Credit Suisse First Boston
5.000%, 05/15/2013	1,000,000	1,090,106
5.400%, 01/14/2020	800,000	854,971
General Electric Capital Corp.
5.900%, 05/13/2014	2,350,000	2,663,810
5.625%, 09/15/2017	1,550,000	1,734,030
Hartford Financial Services Group, Inc.
5.250%, 10/15/2011	1,825,000	1,893,368

P / 28

Household Finance Corp.
6.375%, 10/15/2011	$1,475,000	$1,553,729
MetLife, Inc.
6.750%, 06/01/2016	1,300,000	1,553,749
Morgan Stanley
5.300%, 03/01/2013	1,200,000	1,293,051
4.750%, 04/01/2014	2,625,000	2,743,666
ORIX Corp.
4.710%, 04/27/2015	680,000	700,446
Prudential Financial, Inc.
5.150%, 01/15/2013	2,175,000	2,322,606
The Charles Schwab Corp.
4.950%, 06/01/2014	1,500,000	1,667,892
The Goldman Sachs Group, Inc.
5.950%, 01/18/2018	1,945,000	2,139,434
The Travelers Cos., Inc.
5.900%, 06/02/2019	1,850,000	2,156,273
Toyota Motor Credit Corp.
3.200%, 06/17/2015	690,000	732,785
Wachovia Corp.
5.500%, 05/01/2013	1,395,000	1,534,306
4.875%, 02/15/2014	735,000	786,003
Wells Fargo & Co.
3.750%, 10/01/2014	1,155,000	1,225,015
3.625%, 04/15/2015	645,000	684,646
Western Union Co.
5.400%, 11/17/2011	1,000,000	1,044,378
5.930%, 10/01/2016	390,000	456,027
Total Finance		47,392,637

INDUSTRIALS (24.7%)
Alltel Corp.
7.000%, 07/01/2012	1,100,000	1,210,665
Amgen, Inc.
4.500%, 03/15/2020	240,000	266,390
Analog Devices, Inc.
5.000%, 07/01/2014	2,760,000	3,035,746
ArcelorMittal SA Luxembourg
5.375%, 06/01/2013	615,000	660,742
Bemis Co., Inc.
6.800%, 08/01/2019	550,000	656,939
BHP Billiton Financial USA Ltd.
5.125%, 03/29/2012	1,425,000	1,509,648
Caterpillar, Inc.
6.125%, 02/17/2014	2,550,000	2,933,543
Cisco System, Inc.
4.450%, 01/15/2020	1,770,000	1,948,558

Corn Products International, Inc.
3.200%, 11/01/2015	$545,000	$556,137
Nokia Corp.
5.375%, 05/15/2019	1,560,000	1,705,972
Novartis Capital Corp.
4.125%, 02/10/2014	1,750,000	1,912,477
PepsiCo, Inc.
3.750%, 03/01/2014	600,000	649,536
Rio Tinto Finance USA Ltd.
5.875%, 07/15/2013	1,125,000	1,254,705
Shell International Financial BV
4.375%, 03/25/2020	815,000	898,878
St Jude Medical, Inc.
3.750%, 07/15/2014	325,000	348,817
4.875%, 07/15/2019	200,000	226,351
Statoil ASA
3.125%, 08/17/2017	1,940,000	2,020,642
Teva Pharmaceuticals Financial II BV
3.000%, 06/15/2015	230,000	240,864
The Home Depot, Inc.
5.250%, 12/16/2013	1,900,000	2,121,597
Thomson Reuters Corp.
6.500%, 07/15/2018	1,000,000	1,216,191
Time Warner Cable, Inc.
6.750%, 07/01/2018	1,000,000	1,194,485
Total Capital SA
4.450%, 06/24/2020	815,000	893,633
Tyco International Finance SA
8.500%, 01/15/2019	725,000	962,449
United Parcel Service, Inc.
4.500%, 01/15/2013	1,000,000	1,082,718
UnitedHealth Group, Inc.
6.000%, 02/15/2018	650,000	759,921
Wellpoint, Inc.
5.000%, 01/15/2011	1,000,000	1,011,727
WMC Financial USA Ltd.
5.125%, 05/15/2013	1,225,000	1,344,462
Zimmer Holdings, Inc.
4.625%, 11/30/2019	250,000	269,921
Total Industrials		32,893,714

UTILITIES (0.5%)
Virginia Electric & Power Co.
5.000%, 06/30/2019	575,000	656,039
Total Utilities		656,039

TOTAL CORPORATE BONDS
(cost $75,155,495)		$80,942,390

The accompanying notes are an integral part of these financial statements.

P / 29

SCHEDULES OF INVESTMENTS

Rainier Intermediate Fixed Income Portfolio

continued

MORTGAGE PASS-THROUGH SECURITIES (2.7%)
Federal Home Loan Mortgage Corp.
Pool #G1-8005, 5.000%, 08/01/2019	$106,300	$113,539
Pool #G1-8010, 5.500%, 09/01/2019	116,568	125,979
Pool #G0-2267, 6.500%, 08/01/2036	202,964	221,681
		461,199
Federal National Mortgage Association
Pool #357412, 4.500%, 07/01/2018	168,281	178,795
Pool #725690, 6.000%, 08/01/2034	543,167	593,026
Pool #255813, 5.000%, 08/01/2035	546,675	577,970
Pool #255842, 5.000%, 09/01/2035	190,843	201,768
Pool #735896, 6.000%, 09/01/2035	175,482	190,658
Pool #735897, 5.500%, 10/01/2035	325,675	348,339
Pool #256022, 5.500%, 12/01/2035	689,028	736,977
Pool #898428, 6.000%, 10/01/2036	128,540	138,853
Pool #888029, 6.000%, 12/01/2036	196,011	211,737
		3,178,123

TOTAL MORTGAGE PASS-THROUGH SECURITIES
(cost $3,390,627)		$3,639,322

U.S. GOVERNMENT AGENCY (12.0%)
Federal Home Loan Bank
3.625%, 05/29/2013	350,000	377,196
5.500%, 08/13/2014	700,000	816,492
5.625%, 06/13/2016	1,250,000	1,397,274
		2,590,962
Federal Home Loan Mortgage Corp.
5.750%, 01/15/2012	250,000	266,996
5.500%, 08/20/2012	500,000	546,941
4.625%, 10/25/2012	450,000	488,031
1.875%, 03/08/2013	575,000	578,082
2.500%, 04/08/2013	2,675,000	2,703,689

4.500%, 07/15/2013	$2,700,000	$2,980,322
4.750%, 01/19/2016	500,000	577,651
5.250%, 04/18/2016	2,000,000	2,366,598
		10,508,310
Federal National Mortgage Association
5.375%, 11/15/2011	500,000	528,157
4.875%, 05/18/2012	50,000	53,587
4.375%, 03/15/2013	150,000	163,397
4.125%, 04/15/2014	300,000	332,412
4.375%, 10/15/2015	800,000	908,372
5.240%, 08/07/2018	805,000	900,802
		2,886,727

TOTAL U.S. GOVERNMENT AGENCY
(cost $14,837,774)		$15,985,999

U.S. TREASURY NOTES (17.6%)
1.000%, 03/31/2012	1,250,000	1,262,545
4.625%, 07/31/2012	750,000	808,564
1.375%, 10/15/2012	3,000,000	3,056,718
1.375%, 03/15/2013	1,250,000	1,275,884
1.375%, 05/15/2013	400,000	408,438
3.500%, 05/31/2013	1,125,000	1,214,121
4.250%, 08/15/2013	1,250,000	1,380,763
4.000%, 02/15/2014	1,300,000	1,441,071
4.750%, 05/15/2014	800,000	913,125
4.250%, 11/15/2014	200,000	226,766
4.000%, 02/15/2015	1,000,000	1,124,610
2.500%, 03/31/2015	500,000	530,274
2.500%, 04/30/2015	2,700,000	2,862,845
1.250%, 08/31/2015	832,000	831,870
2.750%, 05/31/2017	750,000	793,535
1.875%, 08/31/2017	1,431,000	1,429,994
3.625%, 02/15/2020	3,150,000	3,455,402
2.625%, 08/15/2020	500,000	504,765

TOTAL U.S. TREASURY NOTES
(cost $22,246,489)		$23,521,290

TOTAL DEBT SECURITIES
(cost $121,583,935)		$130,170,828

P / 30

SHORT-TERM INVESTMENTS (1.3%)
	Principal Amount	Value

MONEY MARKET MUTUAL FUNDS (1.3%)
First American Prime Obligation Fund 0.0193%	$1,800,885	$1,800,885

TOTAL SHORT-TERM INVESTMENTS
(cost $1,800,885)		$1,800,885

TOTAL INVESTMENTS (98.9%)
(cost $123,384,820)		$131,971,713

OTHER ASSETS IN EXCESS OF LIABILITIES (1.1%)		1,467,039

TOTAL NET ASSETS (100.0%)		$133,438,752

The accompanying notes are an integral part of these financial statements.

P / 31

Statements of Assets and Liabilities

Rainier Funds

September 30, 2010 (Unaudited)

	LARGE CAP EQUITY PORTFOLIO	MID CAP EQUITY PORTFOLIO
ASSETS
Investments in securities, at cost (Note 2)	$1,217,122,252	$555,561,027

Investments in securities, at value (Note 2)	$1,453,712,193	$691,366,571
Cash	–	–
Receivables
Investment securities sold	14,531,179	1,807,819
Dividends and interest	1,360,586	275,533
Fund shares sold	1,437,742	1,137,993
Receivable from Advisor	–	–
Prepaid expenses	35,970	33,534

Total assets	1,471,077,670	694,621,450

LIABILITIES
Payables
Investment securities purchased	15,449,790	2,811,686
Fund shares redeemed	12,799,423	558,674
Distributions to shareholders	–	–
Due to Investment Advisor (Note 3)	877,313	462,399
Due under Distribution Plan – Original Shares (Note 7)	254,267	166,417
Accrued expenses	381,585	271,062
Deferred trustees compensation (Note 3)	197,297	37,547

Total liabilities	29,959,675	4,307,785

Net assets	$1,441,117,995	$690,313,665

COMPONENTS OF NET ASSETS
Paid-in capital	$1,554,583,712	$843,969,828
Accumulated undistributed net investment income (loss)	8,277,279	(1,431,889)
Accumulated undistributed net realized gain (loss) on investments	(358,332,937)	(288,029,818)
Net unrealized appreciation on investments	236,589,941	135,805,544

Net assets	$1,441,117,995	$690,313,665

Original Shares
Net assets applicable to shares outstanding	$613,452,756	$381,478,912
Shares outstanding	27,402,205	10,971,266
Net asset value, offering and redemption price per share	$22.39	$34.77

Institutional Shares
Net assets applicable to shares outstanding	$827,665,239	$308,834,753
Shares outstanding	36,671,768	8,779,188
Net asset value, offering and redemption price per share	$22.57	$35.18

P / 32

SMALL/MID CAP EQUITY PORTFOLIO	BALANCED PORTFOLIO	INTERMEDIATE FIXED INCOME PORTFOLIO

$2,252,964,214	$66,464,653	$123,384,820

$2,805,440,109	$76,767,113	$131,971,713
9,120	–	68

23,451,226	2,688,969	–
1,099,881	366,945	1,428,596
2,678,920	54,798	159,515
–	–	22,403
34,424	19,101	17,044

2,832,713,680	79,896,926	133,599,339

27,592,272	2,650,238	–
16,921,996	21,149	9,919
–	134	1,872
1,956,528	43,618	53,945
561,613	18,105	30,196
730,384	34,939	25,046
361,653	50,536	39,609

48,124,446	2,818,719	160,587

$2,784,589,234	$77,078,207	$133,438,752

$3,675,722,789	$76,734,978	$125,369,921
(8,590,486)	17,173	24,269
(1,435,018,964)	(9,976,404)	(542,331)
552,475,895	10,302,460	8,586,893

$2,784,589,234	$77,078,207	$133,438,752

$1,636,423,633	$47,361,805	$133,438,752
57,534,778	3,300,534	9,898,845
$28.44	$14.35	$13.48

$1,148,165,601	$29,716,402
39,429,769	2,058,375	–
$29.12	$14.44	–

The accompanying notes are an integral part of these financial statements.

P / 33

Statements of Operations

Rainier Funds

For the six-month period ending September 30, 2010 (Unaudited)

	LARGE CAP EQUITY PORTFOLIO	MID CAP EQUITY PORTFOLIO
INVESTMENT INCOME
Income
Dividends, net of foreign tax withholding of $165,049, $3,275, $0, $5,361 and $0, respectively	$9,216,553	$2,481,638
Interest	1,077	1,001

Total income	9,217,630	2,482,639

Expenses
Investment advisory fees (Note 3)	5,401,246	2,797,423
Distribution fees – Original shares (Note 6)	794,632	455,530
Administration fees* (Note 3)	844,206	426,936
Reports to shareholders	66,300	113,348
Registration expense	38,260	35,620
Audit fees	18,785	9,651
Trustee fees	26,262	12,827
Legal fees	10,699	4,259
Miscellaneous expense	43,770	25,843

Total expenses	7,244,160	3,881,437
Less: fees waived and expenses absorbed (Note 3)	–	–
Net expenses	7,244,160	3,881,437

Net investment income (loss)	1,973,470	(1,398,798)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	40,428,240	42,528,561
Net change in unrealized appreciation (depreciation) on investments	(63,944,736)	(15,783,979)

Net realized and unrealized gain (loss) on investments	(23,516,496)	26,744,582

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(21,543,026)	$25,345,784

*Includes administrator, transfer agent, sub-transfer agent, fund accounting and custody fees.

P / 34

SMALL/MID CAP EQUITY PORTFOLIO	BALANCED PORTFOLIO	INTERMEDIATE FIXED INCOME PORTFOLIO

$8,992,098	$296,872	$ –
5,199	596,128	2,576,322

8,997,297	893,000	2,576,322

12,957,546	270,284	326,433
2,128,568	59,978	65,287
1,681,452	47,660	28,375
135,250	1,101	1,048
32,652	17,955	17,695
31,765	3,577	3,693
47,263	5,534	5,704
20,130	649	732
92,724	2,845	4,100

17,127,350	409,583	453,067
–	–	(93,990)
17,127,350	409,583	359,077

(8,130,053)	483,417	2,217,245

247,395,431	2,067,980	1,072,322
(173,222,202)	(1,478,014)	3,366,284

74,173,229	589,966	4,438,606

$66,043,176	$1,073,383	$6,655,851

P / 35

Statements of Changes in Net Assets

Rainier Funds

September 30, 2010 (Unaudited)

	LARGE CAP EQUITY PORTFOLIO
	Six months ending September 30, 2010 (Unaudited)	Fiscal year ending March 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment income (loss)	$1,973,470	$7,009,495
Net realized gain (loss) on investments	40,428,240	15,691,004
Net change in unrealized appreciation (depreciation) on investments	(63,944,736)	446,459,230

Increase (decrease) in net assets resulting from operations	(21,543,026)	469,159,729

Distributions to shareholders
From net investment income
Original shares	–	(3,155,788)
Institutional shares	–	(4,141,323)
From net realized gain on investments sold
Original shares	–	–
Institutional shares	–

Decrease in net assets from distributions	–	(7,297,111)

Capital share transactions
Proceeds from shares sold
Original shares	40,329,942	154,688,803
Institutional shares	86,849,168	270,662,221
Proceeds from shares reinvested
Original shares	–	3,006,598
Institutional shares	–	3,857,670
Cost of shares redeemed
Original shares	(114,865,394)	(288,411,119)
Institutional shares	(97,800,085)	(187,332,419)

Net increase (decrease) from capital share transactions	(85,486,369)	(43,528,246)

Net increase (decrease) in net assets	(107,029,395)	418,334,372
NET ASSETS
Beginning of period	1,548,147,390	1,129,813,018

End of period	$1,441,117,995	$1,548,147,390

Undistributed net investment income (loss)	$8,277,279	$6,303,809

Original Shares
Shares sold	1,882,357	8,015,414
Shares issued on reinvestment of distributions	–	140,275
Shares redeemed	(5,315,274)	(14,180,522)

Net increase (decrease) in shares outstanding	(3,432,917)	(6,024,833)

Institutional Shares
Shares sold	3,994,792	13,381,054
Shares issued on reinvestment of distributions	–	178,865
Shares redeemed	(4,467,566)	(9,104,153)

Net increase (decrease) in shares outstanding	(472,774)	4,455,766

The accompanying notes are an integral part of these financial statements.

P / 36

MID CAP EQUITY PORTFOLIO		SMALL/MID CAP EQUITY PORTFOLIO
Six months ending September 30, 2010 (Unaudited)	Fiscal year ending March 31, 2010	Six months ending September 30, 2010 (Unaudited)	Fiscal year ending March 31, 2010

$(1,398,798)	$(1,849,196)	$(8,130,053)	$(12,671,794)
42,528,561	3,024,569	247,395,431	(58,243,520)
(15,783,979)	226,956,361	(173,222,202)	1,222,743,417

25,345,784	228,131,734	66,043,176	1,151,828,103

–	(60,010)	–	–
–	(156,319)	–	–

–	–	–	–
–	–	–	–

–	(216,329)	–	–

54,477,596	167,305,505	65,479,408	183,324,780
60,349,720	122,387,358	132,109,341	237,819,916

–	59,552	–	–
–	153,469	–	–

(71,595,130)	(217,031,427)	(348,719,405)	(474,825,736)
(76,818,934)	(84,638,371)	(439,133,090)	(280,678,022)

(33,586,748)	(11,763,914)	(590,263,746)	(334,359,062)

(8,240,964)	216,151,491	(524,220,570)	817,469,041

698,554,629	482,403,138	3,308,809,804	2,491,340,763

$690,313,665	$698,554,629	$2,784,589,234	$3,308,809,804

$(1,431,889)	$(33,091)	$(8,590,486)	$(460,433)

1,655,588	5,861,861	2,409,877	7,978,875
–	1,913	–	–
(2,235,150)	(7,648,102)	(13,010,188)	(19,741,034)

(579,562)	(1,784,328)	(10,600,311)	(11,762,159)

1,835,742	4,032,370	4,768,357	9,651,910
–	4,883	–	–
(2,302,805)	(2,901,185)	(15,940,285)	(11,516,442)

(467,063)	1,136,068	(11,171,928)	(1,864,532)

The accompanying notes are an integral part of these financial statements.

P / 37

Statements of Changes in Net Assets

Rainier Funds

September 30, 2010 (Unaudited)

	BALANCED PORTFOLIO
	Six months ending September 30, 2010 (Unaudited)	Fiscal year ending March 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment income (loss)	$483,417	$1,194,732
Net realized gain (loss) on investments	2,067,980	1,699,941
Net change in unrealized appreciation (depreciation) on investments	(1,478,014)	15,411,903

Increase (decrease) in net assets resulting from operations	1,073,383	18,306,576

Distributions to shareholders
From net investment income
Original shares	(282,143)	(699,923)
Institutional shares	(209,076)	(464,314)
From net realized gain on investments sold
Original shares	–	–
Institutional shares	–	–

Decrease in net assets from distributions	(491,219)	(1,164,237)

Capital share transactions
Proceeds from shares sold
Original shares	2,216,537	4,186,033
Institutional shares	829,905	2,615,661
Proceeds from shares reinvested
Original shares	281,932	698,802
Institutional shares	209,075	464,314
Cost of shares redeemed
Original shares	(6,568,650)	(6,614,357)
Institutional shares	(1,876,659)	(2,331,303)

Net increase (decrease) from capital share transactions	(4,907,860)	(980,850)

Net increase (decrease) in net assets	(4,325,696)	16,161,489
NET ASSETS
Beginning of period	81,403,903	65,242,414

End of period	$77,078,207	$81,403,903

Undistributed net investment income (loss)	$17,173	$24,975

Original Shares
Shares sold	159,316	321,637
Shares issued on reinvestment of distributions	20,608	52,535
Shares redeemed	(475,606)	(504,066)

Net increase (decrease) in shares outstanding	(295,682)	(129,894)

Institutional Shares
Shares sold	59,624	191,768
Shares issued on reinvestment of distributions	15,179	34,626
Shares redeemed	(133,146)	(176,931)

Net increase (decrease) in shares outstanding	(58,343)	49,463

The accompanying notes are an integral part of these financial statements.

P / 38

INTERMEDIATE FIXED INCOME PORTFOLIO
Six months ending September 30, 2010 (Unaudited)	Fiscal year ending March 31, 2010

$2,217,245	$4,519,633
1,072,322	1,146,867
3,366,284	4,963,585

6,655,851	10,630,085

(2,205,727)	(4,520,516)
–	–

–	–
–	–

(2,205,727)	(4,520,516)

7,043,010	34,808,050
–	–

2,196,634	4,455,862
–	–

(11,000,908)	(25,258,275)
–	–

(1,761,264)	14,005,637

2,688,860	20,115,206

130,749,892	110,634,686

$133,438,752	$130,749,892

$24,269	$12,751

528,419	2,683,357
165,558	345,911
(833,376)	(1,965,182)

(139,399)	1,064,086

–	–

–	–
–	–

–	–

The accompanying notes are an integral part of these financial statements.

P / 39

Financial Highlights

The financial highlights table is intended to help you understand each Portfolio’s financial performance for the past five years and since inception for the Mid Cap Equity Portfolio’s Original and Institutional shares. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

Rainier Funds

For a capital share outstanding throughout the year

LARGE CAP EQUITY PORTFOLIO – ORIGINAL SHARES Fiscal year ending March 31,

	6 Months Ending Sept. 30, 2010 (Unaudited)		2010	2009	2008	2007	2006

Net asset value, beginning of year	$22.69		$16.21	$27.27	$28.46	$28.00	$23.99

Income from investment operations:
Net investment income	0.03		0.09	0.09	0.09 *	0.08 *	0.07

Net realized and unrealized gain on investments	(0.33)		6.49	(11.05)	1.08	2.49	4.06

Total from investment operations	(0.30)		6.58	(10.96)	1.17	2.57	4.13

Less distributions:
From net investment income	–		(0.10)	(0.02)	(0.12)	(0.07)	(0.12)

From net realized gain	–		–	(0.08)	(2.24)	(2.04)	–

From return of capital	–		–	–	–	–	–

Total distributions	–		(0.10)	(0.10)	(2.36)	(2.11)	(0.12)

Net asset value, end of year	$22.39		$22.69	$16.21	$27.27	$28.46	$28.00

Total return	(1.32	%)†	40.60%	(40.22%)	3.57%	9.26%	17.23%

Ratios/supplemental data:
Net assets, end of year (millions)	$613.5		$699.6	$597.4	$638.4	$424.2	$413.6

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.15	%‡	1.12%	1.07%	1.07%	1.07%	1.13%

After fees waived and expenses absorbed	n/a		n/a	n/a	n/a	n/a	n/a

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	0.13	%‡	0.36%	0.55%	0.30%	0.29%	0.25%

Portfolio turnover rate	38.44	%†	100.19%	108.26%	86.61%	85.85%	71.30%

*Computed using the average shares method.

†Not annualized.

‡Annualized.

The accompanying notes are an integral part of these financial statements.

P / 40

Rainier Funds

For a capital share outstanding throughout the period

MID CAP EQUITY PORTFOLIO – ORIGINAL SHARES Fiscal year ending March 31,

	6 Months Ending Sept. 30, 2010 (Unaudited)		2010	2009	2008	2007	12/27/05+ 2006

Net asset value, beginning of year	$33.43		$22.42	$39.43	$38.36	$33.47	$30.00

Income from investment operations:
Net investment loss	(0.09)		(0.12)*	–	(0.16)*	(0.08)*	–

Net realized and unrealized gain on investments	1.43		11.13	(17.01)	2.48	5.06	3.47

Total from investment operations	1.34		11.01	(17.01)	2.32	4.98	3.47

Less distributions:
From net investment income	–		(0.00)**	–	–	–	–

From net realized gain	–		–	(0.00)**	(1.24)	(0.09)	–

From return of capital	–		–	–	(0.01)	–	–

Total distributions	–		–	(0.00)**	(1.25)	(0.09)	–

Net asset value, end of year	$34.77		$33.43	$22.42	$39.43	$38.36	$33.47

Total return	4.01	%†	49.13%	(43.13%)	5.81%	14.90%	11.57	%†

Ratios/supplemental data:
Net assets, end of period (millions)	$381.5		$386.2	$299.0	$341.3	$79.5	$0.48

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.29	%‡	1.29%	1.22%	1.19%	1.28%	5.37	%‡

After fees waived and expenses absorbed	n/a		n/a	n/a	n/a	1.32%	1.35	%‡

Ratio of net investment income (loss) to average net assets, after fees waived and expenses absorbed	(0.53	%)‡	(0.43%)	(0.05%)	(0.38%)	(0.22%)	(0.38	%)‡

Portfolio turnover rate	59.80	%†	144.92%	138.59%	111.93%	92.76%	35.86	%†

+ Inception date December 27, 2005

*Computed using the average shares method.

**Amount is less than $0.01 per share.

†Not annualized.

‡Annualized.

The accompanying notes are an integral part of these financial statements.

P / 41

Financial Highlights

Rainier Funds

For a capital share outstanding throughout the year

SMALL/MID CAP EQUITY PORTFOLIO – ORIGINAL SHARES Fiscal year ending March 31,

	6 Months Ending Sept. 30, 2010 (Unaudited)		2010	2009	2008	2007	2006

Net asset value, beginning of year	$27.60		$18.67	$33.91	$39.16	$37.78	$29.02

Income from investment operations:
Net investment loss	(0.09	)*	(0.12)*	(0.08)	(0.20)	(0.14)	(0.12)*

Net realized and unrealized gain (loss) on investments	0.93		9.05	(15.16)	(0.09)	2.88	9.87

Total from investment operations	0.84		8.93	(15.24)	(0.29)	2.74	9.75

Less distributions:
From net investment income	–		–	–	–	–	–

From net realized gain	–		–	(0.00)**	(4.93)	(1.36)	(0.99)

From return of capital	–		–	–	(0.03)	–	–

Total distributions	–		–	(0.00)**	(4.96)	(1.36)	(0.99)

Net asset value, end of year	$28.44		$27.60	$18.67	$33.91	$39.16	$37.78

Total return	3.04	%†	47.83%	(44.93%)	(2.01%)	7.45%	34.04%

Ratios/supplemental data:
Net assets, end of year (millions)	$1,636.4		$1,880.7	$1,492.0	$3,011.3	$2,938.8	$2,322.8

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.23	%‡	1.21%	1.16%	1.16%	1.18%	1.21%

After fees waived and expenses absorbed	n/a		n/a	n/a	n/a	n/a	n/a

Ratio of net investment loss to average net assets, after fees waived and expenses absorbed	(0.68	%)‡	(0.52%)	(0.29%)	(0.53%)	(0.40%)	(0.38%)

Portfolio turnover rate	62.47	%†	127.18%	126.86%	107.61%	91.93%	94.10%

*Computed using the average shares method.

**Amount is less than $0.01 per share.

†Not annualized.

‡Annualized.

The accompanying notes are an integral part of these financial statements.

P / 42

Rainier Funds

For a capital share outstanding throughout the year

BALANCED PORTFOLIO – ORIGINAL SHARES Fiscal year ending March 31,

	6 Months Ending Sept. 30, 2010 (Unaudited)		2010	2009	2008	2007	2006

Net asset value, beginning of year	$14.22		$11.24	$16.18	$17.77	$17.94	$17.03

Income from investment operations:
Net investment income	0.08		0.20	0.26	0.29	0.27	0.22

Net realized and unrealized gain on investments	0.13		2.97	(4.64)	0.57	1.14	1.66

Total from investment operations	0.21		3.17	(4.38)	0.86	1.41	1.88

Less distributions:
From net investment income	(0.08)		(0.19)	(0.26)	(0.29)	(0.28)	(0.22)

From net realized gain	–		–	(0.30)	(2.16)	(1.30)	(0.75)

Total distributions	(0.08)		(0.19)	(0.56)	(2.45)	(1.58)	(0.97)

Net asset value, end of year	$14.35		$14.22	$11.24	$16.18	$17.77	$17.94

Total return	1.53	%†	28.35%	(27.35%)	4.38%	8.00%	11.19%

Ratios/supplemental data:
Net assets, end of year (millions)	$47.4		$51.1	$41.9	$72.5	$73.0	$100.4

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed or recouped	1.15	%‡	1.12%	1.03%	1.05%	1.06%	1.18%

After fees waived and expenses absorbed or recouped	n/a		n/a	n/a	n/a	1.08%	1.19%

Ratio of net investment income to average net assets, after fees waived and expenses absorbed or recouped	1.13	%‡	1.50%	1.85%	1.60%	1.48%	1.22%

Portfolio turnover rate	36.49	% †	84.74%	84.85%	68.22%	73.27%	63.77%

†Not annualized.

‡Annualized.

The accompanying notes are an integral part of these financial statements.

P / 43

Financial Highlights

Rainier Funds

For a capital share outstanding throughout the year

INTERMEDIATE FIXED INCOME PORTFOLIO Fiscal year ending March 31,

	6 Months Ending Sept. 30, 2010 (Unaudited)		2010	2009	2008	2007	2006

Net asset value, beginning of year	$13.03		$12.33	$12.71	$12.38	$12.18	$12.45

Income from investment operations:
Net investment income	0.23		0.49	0.51	0.54	0.51	0.46

Net realized and unrealized gain (loss) on investments	0.44		0.70	(0.38)	0.33	0.20	(0.27)

Total from investment operations	0.67		1.19	0.13	0.87	0.71	0.19

Less distributions:
From net investment income	(0.22)		(0.49)	(0.51)	(0.54)	(0.51)	(0.46)

From net realized gain	–		–	–	–	–	–

Total distributions	(0.22)		(0.49)	(0.51)	(0.54)	(0.51)	(0.46)

Net asset value, end of year	$13.48		$13.03	$12.33	$12.71	$12.38	$12.18

Total return	5.21	%†	9.75%	1.11%	7.19%	5.91%	1.56%

Ratios/supplemental data:
Net assets, end of year (millions)	$133.4		$130.7	$110.6	$103.3	$67.3	$52.6

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.69	%‡	0.70%	0.67%	0.69%	0.73%	0.86%

After fees waived and expenses absorbed	0.55	%‡	0.55%	0.55%	0.55%	0.55%	0.55%

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	3.40	%‡	3.80%	4.12%	4.38%	4.20%	3.69%

Portfolio turnover rate	22.64	%†	44.49%	19.84%	36.87%	42.97%	43.45%

†Not annualized.

‡Annualized.

The accompanying notes are an integral part of these financial statements.

P / 44

Rainier Funds

For a capital share outstanding throughout the year

LARGE CAP EQUITY PORTFOLIO – INSTITUTIONAL SHARES Fiscal year ending March 31,

	6 Months Ending Sept. 30, 2010 (Unaudited)		2010	2009	2008	2007	2006

Net asset value, beginning of year	$22.85		$16.29	$27.42	$28.59	$28.05	$24.04

Income from investment operations:
Net investment income	0.04		0.13 *	0.12	0.17 *	0.16 *	0.14

Net realized and unrealized gain on investments	(0.32)		6.54	(11.10)	1.09	2.52	4.05

Total from investment operations	(0.28)		6.67	(10.98)	1.26	2.68	4.19

Less distributions:
From net investment income	–		(0.11)	(0.07)	(0.18)	(0.10)	(0.18)

From net realized gain	–		–	(0.08)	(2.25)	(2.04)	–

From return of capital	–		–	–	–	–	–

Total distributions	–		(0.11)	(0.15)	(2.43)	(2.14)	(0.18)

Net asset value, end of year	$22.57		$22.85	$16.29	$27.42	$28.59	$28.05

Total return	(1.18	%)†	40.93%	(40.09%)	3.83%	9.61%	17.47%

Ratios/supplemental data:
Net assets, end of year (millions)	$827.7		$848.6	$532.4	$454.7	$274.6	$197.8

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed or recouped	0.90	%‡	0.88%	0.82%	0.82%	0.82%	0.88%

After fees waived and expenses absorbed or recouped	n/a		n/a	n/a	n/a	n/a	n/a

Ratio of net investment income to average net assets, after fees waived and expenses absorbed or recouped	0.38	%‡	0.62%	0.80%	0.55%	0.56%	0.50%

Portfolio turnover rate	38.44	%†	100.19%	108.26%	86.61%	85.85%	71.30%

*Computed using the average shares method.

†Not annualized.

‡Annualized.

The accompanying notes are an integral part of these financial statements.

P / 45

Financial Highlights

Rainier Funds

For a capital share outstanding throughout the period

MID CAP EQUITY PORTFOLIO – INSTITUTIONAL SHARES Fiscal year ending March 31,

	6 Months Ending Sept. 30, 2010 (Unaudited)		2010	2009	2008	2007	12/27/05+ 2006

Net asset value, beginning of year	$33.78		$22.61	$39.67	$38.48	$33.49	$30.00

Income from investment operations:
Net investment loss	(0.05)		(0.03)	0.06	(0.05)*	0.01 *	–

Net realized and unrealized gain on investments	1.45		11.22	(17.12)	2.49	5.07	3.49

Total from investment operations	1.40		11.19	(17.06)	2.44	5.08	3.49

Less distributions:
From net investment income	–		(0.02)	–	–	–	–

From net realized gain	–		–	(0.00)**	(1.24)	(0.09)	–

From return of capital	–		–	–	(0.01)	–	–

Total distributions	–		(0.02)	(0.00)**	(1.25)	(0.09)	–

Net asset value, end of year	$35.18		$33.78	$22.61	$39.67	$38.48	$33.49

Total return	4.14	%†	49.50%	(43.00%)	6.10%	15.19%	11.63	%†

Ratios/supplemental data:
Net assets, end of period (millions)	$308.8		$312.4	$183.4	$282.6	$116.3	$3.4

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed or recouped	1.04	%‡	1.04%	0.97%	0.94%	1.03%	5.14	%‡

After fees waived and expenses absorbed or recouped	n/a		n/a	n/a	n/a	1.07%	1.10	%‡

Ratio of net investment income (loss) to average net assets, after fees waived and expenses absorbed or recouped	(0.28	%)‡	(0.14%)	0.20%	(0.13%)	0.02%	(0.12	%)‡

Portfolio turnover rate	59.80	%†	144.92%	138.59%	111.93%	92.76%	35.86	%†

+Inception date December 27, 2005.

*Computed using the average shares method.

**Amount is less than $0.01 per share.

†Not annualized.

‡Annualized.

The accompanying notes are an integral part of these financial statements.

P / 46

Rainier Funds

For a capital share outstanding throughout the year

SMALL/MID CAP EQUITY PORTFOLIO – INSTITUTIONAL SHARES Fiscal year ending March 31,

	6 Months Ending Sept. 30, 2010 (Unaudited)		2010	2009	2008	2007	2006

Net asset value, beginning of year	$28.22		$19.05	$34.50	$39.67	$38.15	$29.23

Income from investment operations:
Net investment loss	(0.05)		(0.06)*	(0.01)	(0.09)	(0.04)	(0.04)*

Net realized and unrealized gain (loss) on investments	0.95		9.23	(15.44)	(0.12)	2.92	9.95

Total from investment operations	0.90		9.17	(15.45)	(0.21)	2.88	9.91

Less distributions:
From net investment income	–		–	–	–	–	–

From net realized gain	–		–	(0.00)**	(4.93)	(1.36)	(0.99)

From return of capital	–		–	–	(0.03)	–	–

Total distributions	–		–	(0.00)**	(4.96)	(1.36)	(0.99)

Net asset value, end of year	$29.12		$28.22	$19.05	$34.50	$39.67	$38.15

Total return	3.19	%†	48.14%	(44.77%)	(1.78%)	7.75%	34.34%

Ratios/supplemental data:
Net assets, end of year (millions)	$1,148.2		$1,428.1	$999.3	$1,826.9	$1,534.1	$839.7

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed or recouped	0.98	%‡	0.96%	0.91%	0.91%	0.93%	0.96%

After fees waived and expenses absorbed or recouped	n/a		n/a	n/a	n/a	n/a	n/a

Ratio of net investment loss to average net assets, after fees waived and expenses absorbed or recouped	(0.43	%)‡	(0.26%)	(0.04%)	(0.28%)	(0.13%)	(0.13%)

Portfolio turnover rate	62.47	%†	127.18%	126.86%	107.61%	91.93%	94.10%

*Computed using the average shares method.

**Amount is less than $0.01 per share.

†Not annualized.

‡Annualized.

The accompanying notes are an integral part of these financial statements.

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Financial Highlights

Rainier Funds

For a capital share outstanding throughout the year

BALANCED PORTFOLIO – INSTITUTIONAL SHARES Fiscal year ending March 31,

	6 Months Ending Sept. 30, 2010 (Unaudited)		2010	2009	2008	2007	2006

Net asset value, beginning of year	$14.30		$11.30	$16.27	$17.86	$18.03	$17.11

Income from investment operations:
Net investment income	0.10		0.23	0.30	0.34	0.32	0.26

Net realized and unrealized gain on investments	0.14		2.99	(4.67)	0.56	1.13	1.68

Total from investment operations	0.24		3.22	(4.37)	0.90	1.45	1.94

Less distributions:
From net investment income	(0.10)		(0.22)	(0.30)	(0.33)	(0.32)	(0.27)

From net realized gain	–		–	(0.30)	(2.16)	(1.30)	(0.75)

From return of capital	–		–	–	–	–	–

Total distributions	(0.10)		(0.22)	(0.60)	(2.49)	(1.62)	(1.02)

Net asset value, end of year	$14.44		$14.30	$11.30	$16.27	$17.86	$18.03

Total return	1.65	%†	28.68%	(27.20%)	4.61%	8.24%	11.46%

Ratios/supplemental data:
Net assets, end of year (millions)	$29.7		$30.3	$23.4	$25.1	$25.0	$22.9

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed or recouped	0.90	%‡	0.87%	0.78%	0.80%	0.81%	0.93%

After fees waived and expenses absorbed or recouped	n/a		n/a	n/a	n/a	0.83%	0.94%

Ratio of net investment income to average net assets, after fees waived and expenses absorbed or recouped	1.38	%‡	1.75%	2.10%	1.85%	1.75%	1.50%

Portfolio turnover rate	36.49	%†	84.74%	84.85%	68.22%	73.27%	63.77%

†Not annualized.

‡Annualized.

The accompanying notes are an integral part of these financial statements.

P / 48

Notes to Financial Statements

Rainier Funds

September 30, 2010 (Unaudited)

NOTE 1. ORGANIZATION

Rainier Investment Management Mutual Funds (d.b.a. Rainier Funds) (the “Trust”) was organized as a statutory trust in Delaware on December 15, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust consists of six separate series of portfolios, five of which are included herein and include the Large Cap Equity Portfolio, Mid Cap Equity Portfolio, Small/Mid Cap Equity Portfolio, Balanced Portfolio and Intermediate Fixed Income Portfolio (each a “Fund” and collectively the “Funds”).

The Large Cap Equity Portfolio, Mid Cap Equity Portfolio and Small/Mid Cap Equity Portfolio seek to maximize long-term capital appreciation. The Balanced Portfolio seeks to provide investors with a balance of long-term capital appreciation and current income. The Intermediate Fixed Income Portfolio seeks to provide investors with current income.

Each Fund (except the Intermediate Fixed Income Portfolio) offers two classes of shares: Original Shares and Institutional Shares. The Original and Institutional class in each Fund represent an equal pro rata interest in the Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. The Original Shares are subject to an annual distribution fee as described in Note 7. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. Each class of shares has identical rights and privileges except with respect to voting rights on matters pertaining to that class. The Trust is authorized to issue an unlimited number of shares of each Fund and Class, with $0.01 par value.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements, and such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A) Security Valuation. Section 2(a) (41) of the 1940 Act, together with the rules and interpretations of the SEC, require the Funds, in computing the NAV, to value portfolio securities using market quotations when they are “readily available.” When market quotations are not readily available, the Board of Trustees of the Trust must value securities at “fair value determined in good faith.” The Board has delegated such responsibility to the Advisor pursuant to Security Valuation Procedures that the Board has adopted. On a case-by-case basis, the Advisor’s Pricing Committee will establish an appropriate pricing methodology to determine the fair value of securities that are difficult to price. No one may change or authorize a change in a security’s price or otherwise deviate from the Rainier Funds’ Security Valuation Policy without first obtaining approval from the Advisor’s Pricing Committee. The Board will approve, monitor and review the valuation decisions and policies made by the Advisor.

Under current financial accounting standards, “fair value” means “the price that would be received to sell a security in an orderly transaction between market participants at the measurement date.” Fair value pricing involves subjective judgments and there is no single standard for determining fair value.

P / 49

Notes to Financial Statements

Rainier Funds

September 30, 2010 (Unaudited)

The Funds price their securities as follows: all equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market®, the NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively, “NASDAQ”), are valued at the last reported sale price on an exchange. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. In the event such market quotations are not readily available, fair value will be determined as set forth in the pricing procedures.

Debt securities held by the Funds shall be provided by the pricing vendor, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Matrix pricing is a mathematical technique used to value fixed-income securities without relying exclusively on quoted prices. If a price is not available from pricing services, then fair value will be determined as set forth in the pricing procedures. Fixed-income debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. Any discount or premium is accreted or amortized on a straight-line basis until maturity. Investments in other open-end mutual funds are valued at their stated net asset value.

Pricing vendors may be unwilling or unable to obtain prices for certain securities, or may assign prices that do not reflect current market conditions. Certain securities, such as thinly traded securities, securities in which trading has been suspended, securities traded in certain foreign markets, etc. may be difficult to price. Additionally, significant events may affect the pricing of securities. A significant event is determined by the Advisor’s Pricing Committee and defined as an event deemed material enough to impact the value of the security, such as news disruptive enough to cause a halt in trading, news indicating a potential default of a fixed-income issuer’s obligations or other news that would materially impact the price of a security. As of September 30, 2010, there were no securities held in the Portfolios that required fair valuation by the Advisor’s Pricing Committee in accordance with the Board-approved procedures. See Note 5.

B) Security Transactions, Dividends, Interest and Distributions. Security transactions are recorded on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recorded on an accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized using the interest method. Distributions to shareholders are recorded on the ex-dividend date. Capital gains and income distributions, if any, are distributed at least annually.

C) Federal Income Taxes. The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to shareholders of the Funds. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which

P / 50

amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

As of and during the period ended September 30, 2010, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or tax penalties. As of September 30, 2010, open tax years subject to examination included the tax years ended March 31, 2006, through 2010.

D) Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

E) Indemnification Obligations. Under the Funds’ organizational documents, its current and former officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred or that would be covered by other parties.

F) Accounting for Derivatives. Recent accounting pronouncements require the Funds to disclose additional information regarding the use of derivatives. This disclosure would include information regarding how and why each Fund uses derivatives, how derivatives are accounted for and how derivative instruments affected each Fund’s operations and financial position. Because the Funds hold no derivatives, the adoption of these accounting standards had no impact on the Funds’ financial statements.

G) Subsequent Events. Accounting standards require the Funds to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, an entity will be required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. The Funds have evaluated subsequent events and have determined that there are no subsequent events that require disclosure.

NOTE 3. COMMITMENTS, OTHER RELATED-PARTY TRANSACTIONS AND OTHER AGREEMENTS

A) Investment Management Agreement. The Trust, on behalf of the Funds, has entered into an investment management agreement with Rainier Investment Management, Inc. (the “Investment Advisor”). Under the terms of the agreement, the Trust will pay an investment advisory fee equal to the following annual percentages of average daily net assets:

Large Cap Equity Portfolio	0.75%
Mid Cap Equity Portfolio	0.85%
Small/Mid Cap Equity Portfolio	0.85%
Balanced Portfolio	0.70%
Intermediate Fixed Income Portfolio	0.50%

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Notes to Financial Statements

Rainier Funds

September 30, 2010 (Unaudited)

B) Fee and Expense Waivers. Effective April 1, 1997, the Investment Advisor has voluntarily undertaken to limit the advisory fee for the Intermediate Fixed Income Portfolio to 0.45% of the Portfolio’s average annual net assets.

Although not required to do so, the Investment Advisor has contractually agreed to reimburse each Fund to the extent necessary so that its ratio of operating expenses to average daily net assets will not exceed the following levels:

Large Cap Equity	1.04%
Mid Cap Equity	1.10%
Small/Mid Cap Equity	1.23%
Balanced	0.94%
Intermediate Fixed Income	0.45%

Overall operating expenses for each Fund will not fall below the applicable percentage limitation until the Investment Advisor has been fully reimbursed for fees foregone and expenses paid by the Investment Advisor under this agreement.

These percentages are based on the average daily net assets of the Funds and exclude Rule 12b-1 fees, interest, taxes, brokerage commissions, extraordinary expenses and sales charges. This agreement has a one-year term, renewable at the end of each fiscal year. The agreement may be terminated by the Funds or Investment Advisor with 60 days’ written notice.

Expenses reimbursed by the Investment Advisor may be recouped from the Funds. The recoupment period will be limited to three fiscal years from the fiscal year of the reimbursement and is subject to each Fund’s ability to effect such reimbursement and remain in compliance with applicable expense limitations.

At September 30, 2010, the amounts available for recoupment that have been paid and/or waived by the Advisor on behalf of the Funds are as follows:

Intermediate Fixed Income	$514,313

The Advisor may recapture a portion of the following amounts no later than March 31 of the years stated below:

Intermediate Fixed Income
2011	$110,150
2012	$131,609
2013	$178,564
2014	$93,990

C) Omnibus Fee Agreement. The Trust, on behalf of the Funds, has entered into an Omnibus Fee Agreement (“Agreement”) with U.S. Bancorp Fund Services, LLC (“Fund Services”), and U.S. Bank, N.A. Fund Services serves as the administrator, transfer agent and fund accountant, and U.S. Bank, N.A., serves as the custodian under this Agreement. For these services, the Funds pay a monthly fee based on the greater of an annual minimum or the annual rate of:

0.05% of first $3 billion of average daily net assets

0.04% of next $1 billion of average daily net assets

0.03% of next $6 billion of average daily net assets

0.02% of average daily net assets over $10 billion.

The Funds will be subject to an annual minimum fee of $650,000.

The Funds also pay sub-transfer agent fees to certain financial intermediaries.

D) Other Related Parties. Certain officers and Trustees of the Funds are also officers and/or directors of the Investment Advisor. Independent Trustees are compensated by the Trust at the total rate of $40,000 per year plus $4,000 for each meeting of the Board of

P / 52

Trustees attended and any travel expenses incurred in such meetings, which is allocated among the Funds. (If all quarterly meetings are attended, total annual compensation for each independent Trustee is $56,000 before travel expenses.) Prior to January 1, 2010, the compensation paid was $38,000 per year plus $3,000 per meeting attended.

On December 10, 1998, the Trust approved a Deferred Compensation Plan for independent Trustees (the “Compensation Plan”). Trustees can elect to receive payment in cash or defer payments as provided for in the Compensation Plan. If a Trustee elects to defer payment, the Compensation Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted to reflect a value that would have been earned if the account had been invested in a designated investment. The Funds recognize as Trustee expense amounts accrued as meetings are attended plus the change in the value of the phantom share account.

NOTE 4. INVESTMENT TRANSACTIONS

The aggregate security purchases and sales, other than short-term obligations and U.S. government securities, for the year ended September 30, 2010, were as follows:

Fund	Purchases	Sales Proceeds
Large Cap Equity	$543,257,657	$627,363,212
Mid Cap Equity	$387,639,293	$427,730,478
Small/Mid Cap Equity	$1,866,889,459	$2,460,034,264
Balanced	$22,626,624	$12,898,615
Intermediate Fixed Income	$16,406,233	$18,169,901

The Balanced Portfolio and Intermediate Fixed Income Portfolio purchased $5,033,851 and $12,440,613 and sold $7,820,912 and $11,854,101, respectively, of U.S. government securities. There were no purchases or sales of U.S. government securities by the Large Cap Equity Portfolio, Mid Cap Equity Portfolio and Small/Mid Cap Equity Portfolio.

NOTE 5. FAIR VALUE OF THE FINANCIAL INSTRUMENTS

On January 21, 2010, the FASB issued ASU 2010-06, Improving Disclosures about Fair Value Measurements. ASU 2010-06 amends ASC 820, Fair Value Measurements and Disclosures, (formerly FASB Statement No. 157), to require additional disclosures regarding fair value measurements. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers, and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number. Examples of inputs used in valuing Level 2 securities are current yields, current discount rates, credit quality, yields for comparable securities and trading volume.

The effective date of this guidance is for interim and annual periods beginning after December 15, 2009; however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning

P / 53

Notes to Financial Statements

Rainier Funds

September 30, 2010 (Unaudited)

after December 15, 2010. The Funds have disclosed the applicable requirements of this accounting standard in their financial statements.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, current yields, credit quality, prepayment speeds for mortgage-related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, changes in benchmark securities indices and interest rates).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

Rainier Large Cap Equity Portfolio	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$1,447,176,362	–	–	$1,447,176,362
Real Estate Investment Trusts	–	–	–	–
Total Equity	1,447,176,362	–	–	1,447,176,362

Short-Term Investments	6,535,831			6,535,831
Total Investments in Securities	$1,453,712,193	–	–	$1,453,712,193

Rainier Mid Cap Equity Portfolio	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$672,168,343	–	–	$672,168,343
Real Estate Investment Trusts	11,463,551	–	–	11,463,551
Total Equity	683,631,894	–	–	683,631,894

Short-Term Investments	7,734,677			7,734,677
Total Investments in Securities	$691,366,571	–	–	$691,366,571

Rainier Small/Mid Cap Equity Portfolio	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$2,669,201,213	–	–	$2,669,201,213
Real Estate Investment Trusts	112,794,185	–	–	112,794,185
Total Equity	2,781,995,398	–	–	2,781,995,398

Short-Term Investments	23,444,711			23,444,711
Total Investments in Securities	$2,805,440,109	–	–	$2,805,440,109

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Rainier Balanced Portfolio	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$46,581,641	–	–	$46,581,641
Real Estate Investment Trusts	–	–	–	–
Total Equity	46,581,641	–	–	46,581,641
Fixed Income
Asset-Backed Securities	–	1,415,385	–	1,415,385
Collateralized Mortgage Obligations	–	–	–	–
Mortgage Pass-Through Securities	–	569,587	–	569,587
Federal Agency Obligations	–	10,277,766	–	10,277,766
Corporate Bonds	–	17,282,382	–	17,282,382
Total Fixed Income	–	29,545,120	–	29,545,120

Short-Term Investments	640,352	–	–	640,352
Total Investments in Securities	$47,221,993	$29,545,120	–	$76,767,113

Rainier Intermediate Fixed Income Portfolio	Level 1	Level 2	Level 3	Total
Fixed Income
Asset-Backed Securities	–	$3,578,702	–	$3,578,702
Collateralized Mortgage Obligations	–	–	–	–
Mortgage Pass-Through Securities	–	3,639,322	–	3,639,322
Federal Agency Obligations	–	39,507,289	–	39,507,289
Corporate Bonds	–	83,445,515	–	83,445,515
Total Fixed Income	–	130,170,828	–	130,170,828

Short-Term Investments	1,800,885	–	–	1,800,885
Total Investments in Securities	$1,800,885	$130,170,828	–	$131,971,713

For the period ended September 30, 2010, there were no significant transfers between Level 1 and Level 2 in any of the Funds.

P / 55

Notes to Financial Statements

Rainier Funds

September 30, 2010 (Unaudited)

NOTE 6. INCOME TAXES

As of March 31, 2010, the components of distributable accumulated earnings (losses) on a tax basis were as follows:

	Large Cap Equity	Mid Cap Equity	Small/Mid Cap Equity	Balanced	Intermediate Fixed Income
Cost of investments for tax purposes	$1,273,472,621	$565,366,184	$2,640,363,250	$70,344,240	$127,187,691

Gross tax unrealized appreciation	309,574,373	156,067,546	772,879,498	12,127,843	5,406,165
Gross tax unrealized depreciation	(32,982,715)	(13,446,620)	(90,796,297)	(976,547)	(245,175)

Net tax unrealized appreciation (depreciation) on investments	276,591,658	142,620,926	682,083,201	11,151,296	5,160,990

Undistributed ordinary income	$6,489,864	–	–	$341,050	$504,077
Undistributed long–term capital gains	–	–	–	–	–

Other accumulated gains (losses)	($375,004,213)	($321,622,873)	($1,639,259,932)	($11,731,281)	($2,046,360)

Total accumulated earnings (losses)	($91,922,691)	($179,001,947)	($957,176,731)	($238,935)	($3,618,707)

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These differences are primarily related to net operating losses, reclassifications of paydown gains and losses on mortgage and asset-backed securities and adjustments made on the sale of partnership investments. These classifications have no effect on net assets or net asset value per share. For the year ended March 31, 2010, the following table shows the reclassifications made:

Fund	Paid-in Capital	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)
Large Cap Equity	–	–	–
Mid Cap Equity	(1,818,218)	1,879,571	(61,353)
Small/Mid Cap Equity	(11,667,598)	11,771,047	(103,449)
Balanced	–	2,181	(2,181)
Intermediate Fixed Income	1	16,606	(16,607)

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As of March 31, 2010, the Funds had post-October losses and capital loss carryovers as shown in the table below:

	Large Cap Equity	Mid Cap Equity	Small/Mid Cap Equity	Balanced	Intermediate Fixed Income
2014	–	–	–	–	$53,459
2015	–	–	–	–	$674,821
2016	–	–	–	–	$114,995
2017	$92,116,388	$81,467,704	$418,856,065	$2,592,789	$573,353
2018	$282,701,770	$240,122,078	$1,220,063,434	$8,822,417	$138,406
Total	$374,818,158	$321,589,782	$1,638,919,499	$11,415,206	$1,555,034
Post-October Losses	–	–	–	–	–

For tax purposes, post-October losses are not recognized until the first day of the following fiscal year.

The tax components of distributions paid during the six months ended September 30, 2010, and the year ended March 31, 2010, were as follows:

	Six months ended September 30, 2010		Year ended March 31, 2010
	Ordinary Income	Long-term Capital Gain	Ordinary Income	Long-term Capital Gain
Large Cap Equity	–	–	$7,297,111	–
Mid Cap Equity	–	–	$216,329	–
Small/Mid Cap Equity	–	–	–	–
Balanced	$491,219	–	$1,164,237	–
Intermediate Fixed Income	$2,205,727	–	$4,520,516	–

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce earnings and profits of each Fund related to net capital gain to zero for the tax year ended March 31, 2010.

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Notes to Financial Statements

Rainier Funds

September 30, 2010 (Unaudited)

NOTE 7. DISTRIBUTION PLAN

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Funds will pay a fee to the Investment Advisor (as the distribution coordinator) at an annual rate of up to 0.25% of each Fund’s Original Shares’ average daily net assets, except for the Intermediate Fixed Income Portfolio, which is 0.10% of the Fund’s average daily net assets. The fee is paid to the Investment Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution-related and shareholder servicing activities. The Institutional Shares of the Large Cap Equity Portfolio, Mid Cap Equity Portfolio, Small/Mid Cap Equity Portfolio and Balanced Portfolio do not pay any fees under the Plan.

Quasar Distributors, LLC (the “Distributor”), acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares and is paid for its services by the Investment Advisor out of the fees received under the Plan and may be paid out of the Investment Advisor’s own resources. The Distributor is an affiliate of U.S. Bancorp Fund Services, LLC.

P / 58

General Information

Rainier Funds

March 31, 2010

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of the Funds’ proxy voting policies and procedures and voting records, without charge, upon request by contacting the Funds directly at 1-800-248-6314; on the Fund’s website at www.rainierfunds.com/; or on the EDGAR Database on the SEC’s website at www.sec.gov.

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE

Each Portfolio will file its complete portfolio schedule with the Securities and Exchange Commission (SEC) on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Portfolios’ Form N-Qs will be available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room. For information about the operation of the Public Reference Room, please call 1-202-942-8090.

P / 59

Directory of Funds’ Service Providers

Rainier Funds

September 30, 2010 (Unaudited)

INVESTMENT ADVISOR

Rainier Investment Management, Inc .®

601 Union Street, Suite 2801

Seattle, WA 98101

DISTRIBUTOR

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, WI 53202

ADMINISTRATOR

U.S. Bancorp Fund Services, LLC

2020 East Financial Way, Suite 100 Glendora, CA 91741

CUSTODIAN

U.S. Bank, N.A.

1555 North River Center Drive, Suite 302

Milwaukee, WI 53212

TRANSFER AGENT AND FUND ACCOUNTANT

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

695 Town Center Drive, Suite 1200

Costa Mesa, CA 92626

LEGAL COUNSEL

Paul, Hastings, Janofsky & Walker LLP

55 Second Street, 24th Floor

San Francisco, CA 94105

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Index Descriptions

The Standard & Poor’s 500 Index® is an unmanaged index composed of 500 industrial, utility, transportation and financial companies of the U.S. markets. The Index represents about 75% of New York Stock Exchange (NYSE) market capitalization and 30% of NYSE issues. It is a capitalization-weighted index calculated on a total return basis with dividends reinvested.

The Russell 1000® Growth Index is an unmanaged index composed of the equities of companies ranging in value from $1.3 billion to $283.1 billion as of May 31, 2010.

The Russell Midcap® Index is an unmanaged index composed of the equities of companies ranging in value from $1.3 billion to $14.1 billion as of May 31, 2010.

The Russell Midcap® Growth Index is an unmanaged index composed of the equities of companies ranging in value from $1.3 billion to $14.1 billion as of May 31, 2010.

The Russell 2500™ Index is an unmanaged index composed of the equities of companies ranging in value from $112 million to $5.4 billion as of May 31, 2010.

The Russell 2500™ Growth Index is an unmanaged index composed of the equities of companies ranging in value from $112 million to $5.4 billion as of May 31, 2010.

The Balanced Index is computed by the Investment Advisor and consists of 60% S&P

500 Index, 35% Barclays Capital U.S. Intermediate Government/Credit Bond Index and 5% 91-Day U.S. Treasury Bill Index. Actual asset allocation of the Balanced Portfolio may vary from the Balanced Index.

The Barclays Capital U.S. Intermediate Government/Credit Bond Index is an unmanaged index composed of all bonds covered by the Barclays Capital U.S. Government/Credit Index with maturities between one and 9.99 years.

The Consumer Price Index (CPI) is a measure of change in consumer prices as determined by a monthly survey of the U.S. Bureau of Labor Statistics.

The Citigroup 3-Month Treasury Bill Index (91-Day U.S. Treasury Bill Index) is an unmanaged index of equal dollar amounts of three-month Treasury bills purchased at the beginning of each of three consecutive months.

The Dow Jones Industrial Average is an unmanaged index of common stocks composed of major industrial companies.

The NASDAQ Composite Index is a market capitalization-weighted index that is designed to represent the performance of the National Market System, which includes more than 5,000 stocks traded only over-the-counter and not on an exchange.

The indices are not available for investment and do not incur charges or expenses.

601 Union Street, Suite 2801 Seattle, WA 98101

TF.
800.248.6314 www.rainierfunds.com

The Funds’ SEC Investment Company Act file number is 811-8270.

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601 Union Street, Suite 2801 Seattle, WA 98101

TF. 800.248.6314 www.rainierfunds.com

RAINIER

RAINIER FUNDS *September 30, 2010*

Semiannual Report

INCLUDES UNAUDITED FINANCIAL STATEMENTS

High Yield Portfolio

RAINIER FUNDS

High Yield Portfolio

September 30, 2010

(Unaudited)

PORTFOLIO INVESTMENT RETURNS

High Yield Portfolio

HYPOTHETICAL COMPARISON
OF CHANGE IN VALUE OF $10,000

(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

TOTAL RETURNS as of September 30, 2010

6 Months

1 Year

Since Inception

High Yield Portfolio

7.19
%

14.56
%

24.00
%

BofA Merrill Lynch U.S. High Yield Master II Index

6.62

18.51

41.07

BofA Merrill Lynch U.S. High Yield BB-B Rated Index

7.13

17.04

33.08

Consumer Price Index

0.37

1.14

1.79

Inception date 3/31/09

Performance data quoted represent past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance   to the   most   recent   month-end
  may be   lower   or higher than   what   is shown   and   may be   obtained at 1-800-248-6314. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

The High Yield Portfolio invests in debt securities that decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the High Yield Portfolio in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The High
Yield Portfolio may invest in derivative securities, which derive their performance from the performance of an underlying asset, index, interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks. Depending upon the characteristics of particular derivatives, they can suddenly become illiquid. Investments in asset-backed and mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to volatility than a diversified fund.

Please refer to the Schedule of Investments for complete fund holdings. Fund holdings and sector weightings are subject to change at any time due to ongoing portfolio management. References to specific investments should not be construed as a recommendation by the Fund or the Advisor to buy or sell securities.

See page 21 for index descriptions.

FUND EXPENSES

Rainier Funds

September 30, 2010 (Unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including exchange fees; and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested 4/1/10 and held for the entire period from 4/1/10 to 9/30/10.

Actual Expenses

The
information in the tables under the headings “Actual Performance” provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the appropriate column, in the row entitled “Expenses Paid during
Period,” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The information in the table under the headings “Hypothetical Performance (5% annual return before expenses)”
provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please
note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as exchange fees. Therefore, the information under the headings “Hypothetical Performance (5% annual return before expenses)” is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

High Yield Portfolio

Expenses Example

Actual Performance

Hypothetical Performance (5% annual
return before expenses)

Beginning Account Value (4/1/10)

$
1,000.00

$
1,000.00

Ending Account Value (9/30/10)

$
1,071.90

$
1,021.81

Expenses Paid during Period*

$
3.38

$
3.29

*
  Expenses are equal to the Fund’s annualized expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by
183/365 (to reflect the six-month period).

Rainier High Yield Portfolio

Schedule of Investments

September 30, 2010 (Unaudited)

Sector Representation as of September 30, 2010 (% of net assets)

DEBT SECURITIES (88.7%)

Principal Amount

Value

CORPORATE BONDS (88.7%)

Consumer Discretionary (2.4%)

CKE Restaurants, Inc.

11.375%, 07/15/2018 **

250,000

$
257,500

Scientific Games Corp.

8.125%, 09/15/2018 **

100,000

102,500

Total Consumer Discretionary

360,000

Consumer Staples (7.6%)

Constellation Brands, Inc.

7.250%, 05/15/2017

300,000

321,375

Mohawk Industries, Inc.

6.625%, 01/15/2016 *

300,000

313,875

Revlon Consumer Products

9.750%, 11/15/2015

150,000

158,250

Tyson Foods, Inc.

10.500%, 03/01/2014

300,000

362,625

Total Consumer Staples

1,156,125

Energy (10.1%)

El Paso Corp.

7.000%, 06/15/2017

300,000

320,060

Hornbeck Offshore Services, Inc.

8.000%, 09/01/2017

250,000

245,313

Pioneer Natural Resources Co.

6.875%, 05/01/2018

300,000

322,593

Sandridge Energy, Inc.

9.875%, 05/15/2016 **

155,000

160,813

Stone Energy Corp.

8.625%, 02/01/2017

200,000

197,500

Tesoro Corp.

6.500%, 06/01/2017

300,000

297,000

Total Energy

1,543,279

Rainier High Yield Portfolio

Schedule of Investments

September 30, 2010 (Unaudited)

Principal Amount

Value

Health Care (4.2%)

HCA, Inc.

8.500%, 04/15/2019

300,000

$
336,000

Tenet Healthcare Corp.

8.000%, 08/01/2020 **

200,000

200,000

Vanguard Health Holding Co. II LLC

8.000%, 02/01/2018

100,000

102,000

Total Health Care

638,000

Industrial (41.4%)

Aircastle Ltd.

9.750%, 08/01/2018 **

300,000

307,875

American Axle & Manufacturing Holdings, Inc.

7.875%, 03/01/2017

300,000

298,875

BE Aerospace, Inc.

8.500%, 07/01/2018

195,000

213,038

Cablevision Systems Corp.

8.625%, 09/15/2017

100,000

110,500

Cinemark, Inc.

8.625%, 06/15/2019

100,000

107,000

Clean Harbors, Inc.

7.625%, 08/15/2016

90,000

94,050

Collective Brands, Inc.

8.250%, 08/01/2013

178,000

181,560

Diversey, Inc.

8.250%, 11/15/2019

250,000

268,750

Domtar Corp.

10.750%, 06/01/2017

300,000

374,999

Exopack Holding Corp.

11.250%, 02/01/2014

250,000

256,875

Ford Motor Credit Co., LLC

6.625%, 08/15/2017

500,000

533,454

Goodyear Tire & Rubber Co.

10.500%, 05/15/2016

300,000

341,249

Graham Packaging Co. LP / GPC Capital Corp. I

8.250%, 10/01/2018 **

200,000

204,250

Graphic Packaging Holding Company

9.500%, 08/15/2013

82,000

84,153

9.500%, 06/15/2017

100,000

107,000

Graphic Packaging International, Inc.

7.875%, 10/01/2018

100,000

103,250

Greif, Inc.

7.750%, 08/01/2019

300,000

325,875

HSN, Inc.

11.250%, 08/01/2016

75,000

85,875

Jarden Corp.

7.500%, 01/15/2020

100,000

104,500

Lear Corp.

8.125%, 03/15/2020

500,000

536,875

Levi Strauss & Co.

8.875%, 04/01/2016

100,000

106,250

Masco Corp.

5.850%, 03/15/2017

300,000

293,899

Solo Cup Co.

10.500%, 11/01/2013

100,000

104,000

Solutia, Inc.

8.750%, 11/01/2017

100,000

109,750

Rainier High Yield Portfolio

Schedule of Investments

September 30, 2010 (Unaudited)

Principal Amount

Value

Industrial (41.4%) (Continued)

SPX Corp.

6.875%, 09/01/2017 **

250,000

$
266,250

Starwood Hotels & Resorts Worldwide, Inc.

7.875%, 10/15/2014

300,000

337,500

Steel Dynamics, Inc.

6.750%, 04/01/2015

100,000

102,750

Terremark Worldwide, Inc.

12.000%, 06/15/2017

100,000

114,750

United Rentals North America, Inc.

9.250%, 12/15/2019

200,000

217,500

Total Industrial

6,292,652

Telecommunication Services (19.2%)

Advanced Micro Devices, Inc.

7.750%, 08/01/2020 **

300,000

311,250

Clearwire Corp., LLC

12.000%, 12/01/2015 **

300,000

324,750

Frontier Communications Corp.

8.250%, 05/01/2014

300,000

331,125

GCI, Inc.

8.625%, 11/15/2019

100,000

107,250

GeoEye, Inc.

9.625%, 10/01/2015

250,000

274,063

Global Crossing Ltd.

12.000%, 09/15/2015

250,000

283,750

MetroPCS Communications, Inc.

7.875%, 09/01/2018

250,000

258,750

Qwest Communications International, Inc.

7.125%, 04/01/2018 **

250,000

263,750

Sprint Capital Corp.

6.875%, 11/15/2028

550,000

506,000

Windstream Corp.

7.875%, 11/01/2017

250,000

261,875

Total Telecommunication Services

2,922,563

Transportation (1.5%)

Kansas City Southern

7.625%, 12/01/2013

220,000

228,800

Total Transportation

228,800

Utilities (2.3%)

The AES Corp.

9.750%, 04/15/2016

300,000

346,500

Total Utilities

346,500

TOTAL CORPORATE BONDS

(Cost $12,062,814)

$
13,487,919

TOTAL DEBT SECURITIES

(Cost $12,062,814)

$
13,487,919

Shares

Value

EXCHANGE TRADED FUNDS (1.4%)

iShares iBoxx $ High Yield Corporate Bond Fund

1,200

$
107,628

SPDR Barclays Capital High Yield Bond Fund ETF

2,685

107,427

TOTAL EXCHANGE TRADED FUNDS

(Cost $210,738)

$
215,055

Rainier High Yield Portfolio

Schedule of Investments

September 30, 2010 (Unaudited)

Principal Amount

Value

SHORT-TERM INVESTMENTS (8.2%)

MONEY MARKET MUTUAL FUNDS (8.2%)

BlackRock Liquidity Funds - Temp Fund - Dollar Shares

0.0000%

$
515,121

$
515,121

First American Prime Obligations Fund

0.0193%

739,542

739,542

TOTAL SHORT-TERM INVESTMENTS

(Cost $1,254,663)

$
1,254,663

TOTAL INVESTMENTS (98.3%)

$
14,957,637

(Cost $13,528,215)

OTHER ASSETS IN EXCESS OF LIABILITIES (1.7%)

256,672

TOTAL NET ASSETS (100.0%)

$
15,214,309

*
The variable-rate securities are subject to a demand feature, which reduces the remaining maturity.

**

Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2010, the value of these securities totaled $2,398,938 or 15.8% of the Portfolio’s net assets. Unless otherwise noted, these securities were deemed liquid pursuant to procedures approved by the Board of Directors.

STATEMENTS OF ASSETS AND LIABILITIES

Rainier Funds

September 30, 2010 (Unaudited)

High Yield Portfolio

ASSETS

Investments in securities, at cost (Note 2)

$
13,528,215

Investments in securities, at value (Note 2)

$
14,957,637

Receivables

Dividends and interest

280,571

Fund shares sold

78,346

Receivable from Advisor

1,542

Prepaid expenses

2,417

Total assets

15,320,513

LIABILITIES

Payables

Distributions to shareholders

85,098

Due to Investment Advisor (Note 3)

6,774

Accrued expenses

11,081

Deferred trustees compensation (Note 3)

3,251

Total liabilities

106,204

Net Assets

$
15,214,309

COMPONENTS OF NET ASSETS

Paid-in capital

$
13,262,812

Accumulated undistributed net investment income

3,088

Accumulated undistributed net realized gain on investments

518,987

Net unrealized appreciation on investments

1,429,422

Net assets

$
15,214,309

Institutional shares

Net assets applicable to shares outstanding

$
15,214,309

Shares outstanding

1,243,289

Net asset value, offering and redemption price per share

$
12.24

STATEMENTS OF OPERATIONS

Rainier Funds

For the
six-month period ending September 30, 2010 (Unaudited)

High Yield Portfolio

INVESTMENT INCOME

Income

Dividends

$
13,656

Interest

518,459

Total income

532,115

Expenses

Investment advisory fees (Note 3)

36,446

Administration fees* (Note 3)

4,974

Reports to shareholders

133

Registration expense

2,205

Audit fees

2,572

Trustee fees

3,597

Legal fees

86

Miscellaneous expense

1,045

Total expenses

51,058

Less: fees waived and expenses absorbed (Note 3)

(7,985
)

Net expenses

43,073

Net investment income

489,042

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain on investments

178,048

Net change in unrealized appreciation on investments

291,436

Net realized and unrealized gain on investments

469,484

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS

$
958,526

*
Includes administration, transfer agent, fund accounting and custody fees.

STATEMENTS OF CHANGES IN NET ASSETS

Rainier Funds

High Yield Portfolio

Six months ending

Fiscal year ending

September 30, 2010 (Unaudited)

March 31, 2010

INCREASE (DECREASE) IN NET ASSETS FROM:

Operations

Net investment income

$
489,042

$
860,079

Net realized gain on investments

178,048

424,393

Net change in unrealized appreciation on investments

291,436

1,137,986

Increase in net assets resulting from operations

958,526

2,422,458

Distributions to shareholders

From net investment income

Institutional shares

(486,135
)

(859,898
)

From net realized gain on investments sold

Institutional shares

—

(83,454
)

Decrease in net assets from distributions

(486,135
)

(943,352
)

Capital share transactions

Proceeds from shares sold

Institutional shares

2,675,000

10,550,000

Proceeds from shares reinvested

Institutional shares

443,731

848,111

Cost of shares redeemed

Institutional shares

(503,985
)

(750,045
)

Net increase from capital share transactions

2,614,746

10,648,066

Net increase in net assets

3,087,137

12,127,172

NET ASSETS

Beginning of period

12,127,172

—

End of period

$
15,214,309

$
12,127,172

Accumulated undistributed net investment income

$
3,088

$
181

Institutional shares

Shares sold

225,234

1,014,006

Shares issued on reinvestment of distributions

37,234

74,046

Shares redeemed

(43,076
)

(64,155
)

Net increase in shares outstanding

219,392

1,023,897

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Portfolio’s financial performance since inception. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

Rainier High Yield Portfolio

For a capital share outstanding throughout the year

Six months ending

Fiscal year ending

September 30, 2010 (Unaudited)

March 31, 2010

Net asset value, beginning of year

$
11.84

$
10.00

Income from investment operations:

Net investment income

0.43
*

0.90
*

Net realized and unrealized gain on investments

0.40

1.91

Total from investment operations

0.83

2.81

Less distributions:

From net investment income

(0.43
)

(0.89
)

From net realized gain

—

(0.08
)

From return of capital

—

—

Total distributions

(0.43
)

(0.97
)

Net asset value, end of year

$
12.24

$
11.84

Total return

7.19
% †

28.86
%

Ratios/supplemental data:

Net assets, end of year (millions)

$
15.20

$
12.10

Ratio of expenses to average net assets:

Before fees waived and expenses absorbed

0.77
% ‡

0.95
%

After fees waived and expenses absorbed

0.65
% ‡

0.65
%

Ratio of net investment income to average net assets, after fees waived and expenses absorbed

7.38
% ‡

8.22
%

Portfolio turnover rate

39.32
% †

67.89
%

*
Computed using the average shares method.

†
Not annualized.

‡
Annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

Rainier Funds

September 30, 2010 (Unaudited)

NOTE 1. ORGANIZATION

Rainier Investment Management Mutual Fund (d.b.a.
Rainier Funds) (the “Trust”) was organized as a statutory trust in Delaware on December 15, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust consists of six portfolios, one of which, the High Yield Portfolio (“Fund”) is included herein.

The
High Yield Portfolio seeks to earn a high level of current income. Capital appreciation is a secondary objective.

The Fund
offers one class of shares: Institutional Shares. The Trust is authorized to issue an unlimited number of shares of the Institutional Class, with $0.01 par value.

At September 30, 2010, the Advisor and certain control persons of the Advisor own 100% of the outstanding shares of the Fund.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following significant
accounting policies are consistently followed by the Fund in the preparation of its financial statements, and such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A) Security Valuation. Section 2(a) (41) of the 1940 Act, together with the rules and interpretations of the SEC, require the Fund, in computing the NAV, to value portfolio securities using market quotations when they are “readily available.” When market quotations are not readily available, the Board of Trustees of the Trust must value securities at
“fair value determined in good faith.” The Board has delegated such responsibility to the Advisor pursuant to Security Valuation Procedures that the Board has adopted. On a case-by-case basis, the Advisor’s Pricing Committee will establish an appropriate pricing methodology to determine the fair value of securities that are difficult to price. No one may change or authorize a change in a security’s price or otherwise deviate from the Rainier Funds’ Security
Valuation Policy without first obtaining approval from the Advisor’s Pricing Committee. The Board will approve, monitor and review the valuation decisions and policies made by the Advisor.

Under current financial accounting standards, “fair value” means “the price that would be received to sell a security in an orderly transaction between market participants at the measurement date.” Fair value pricing involves subjective judgments and there is no single standard for determining fair value.

The Funds price their securities as follows: all equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market®, the NASDAQ
Global Select Market® and the NASDAQ Capital Market® exchanges (collectively, “NASDAQ”), are valued at the last reported sale price on an exchange. Securities traded on NASDAQ will be valued at the NASDAQ
Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. In the event such market quotations are not readily available, fair value will be determined as set forth in the pricing procedures.

Debt securities held by the Fund
shall be provided by the pricing vendor, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Matrix pricing is a mathematical technique used to value fixed-income securities without relying exclusively on quoted prices. If a price is not available from pricing services, then fair value will be determined as set forth in the pricing procedures. Fixed-income debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. Any discount or premium is accreted or amortized on a straight-line basis until maturity. Investments in other open-end mutual funds are valued at their stated net asset value.

Pricing vendors may be unwilling or unable to obtain prices
for certain securities, or may assign prices that do not reflect current market conditions. Certain securities, such as thinly traded securities, securities in which trading has been suspended, securities traded in certain foreign markets, etc. may be difficult to price. Additionally, significant events may affect the pricing of securities. A significant event is determined by the Advisor’s Pricing Committee and defined as an event deemed material enough to impact the value of the security, such as news disruptive enough to cause a halt in trading, news indicating a potential default of a fixed-income issuer’s obligations or other news that would materially impact the price of a security. As of September 30, 2010, there were no securities held in the Portfolio that required fair valuation by the Advisor’s Pricing Committee in accordance with the Board-approved procedures. See Note 5.

B) Security Transactions, Dividends, Interest and Distributions. Security transactions are recorded on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recorded on an accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized using the interest method. Distributions to shareholders are recorded on the ex-dividend date. Capital gains and income distributions, if any, are distributed at least annually.

C) Federal Income Taxes. The Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to shareholders of the Fund. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

As of and during the period ended September 30, 2010, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties.
The Fund will be subject to examination by U.S. federal and state tax authorities for returns filed for the current year.

D) Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

E) Indemnification Obligations. Under the Trust’s organizational documents, its current and former officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred or that would be covered by other parties.

F) Subsequent Events. Accounting standards require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, an entity will be required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. The Fund has evaluated subsequent events and has determined that there are no subsequent events that require disclosure.

NOTE 3. COMMITMENTS, OTHER RELATED·PARTY TRANSACTIONS AND OTHER
AGREEMENTS

A) Investment Management Agreement. The Trust, on behalf of the Fund, has entered into an investment management agreement with Rainier Investment Management, Inc. (the “Investment Advisor”). Under the terms of the agreement, the Trust will pay an investment advisory fee of 0.55% of average daily net assets.

B) Fee and Expense Waivers. Although not required to do so, the Investment Advisor has contractually agreed to reimburse the Fund to the extent necessary so that its ratio of operating expenses to average daily net assets will not exceed 0.65%.

Overall
operating expenses for the Fund will not fall below the applicable percentage limitation until the Investment Advisor has been fully reimbursed for fees foregone and expenses paid by the Investment Advisor under this agreement.

These percentages are based on the average daily net assets of the Fund and excludes interest, taxes, brokerage commissions, extraordinary expenses and sales charges. This agreement has a one-year term, renewable at the end of each fiscal year. The agreement may be terminated by the Fund or Investment Advisor with 60 days’
written notice.

Expenses reimbursed by the Investment Advisor may be recouped from the Fund. The recoupment period will be limited to three fiscal years from the fiscal year of the reimbursement, and is subject to the Fund’s ability to effect such reimbursement and remain in compliance with applicable expense limitations.

At September 30, 2010 the amount available for recoupment that has been paid and/or waived by the Advisor on behalf of the Fund is
$39,643. Of this amount, $31,658 is eligible for recapture through March 31, 2013. The additional $7,985 is eligible for recapture through March 31, 2014.

C) Omnibus Fee Agreement. The Trust, on behalf of the Fund, has entered into an Omnibus Fee Agreement (“Agreement”) with U.S. Bancorp Fund Services, LLC (“Fund Services”), and
U.S. Bank, N.A. Fund Services serves as the administrator, transfer agent and fund accountant, and U.S. Bank, N.A., serves as the custodian under this Agreement. For these services, the Trust pays a monthly fee based on the greater of an annual minimum or the annual rate of:

0.05% of first $3 billion of average daily net assets

0.04% of next $1 billion of average daily net assets

0.03% of next $6 billion of average daily net assets

0.02% of average daily net
assets over $10 billion.

The Trust will be subject to an annual minimum fee of $650,000. The Fund pays a minimum of $10,000 annually.

Quasar Distributors, LLC (the “Distributor” acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is paid for its services by the Investment Advisor out of the fees received under the Plan and may be paid out of the Investment Advisor’s own resources. The Distributor is an affiliate of U.S. Bancorp
Fund Services, LLC.

D) Other Related Parties. Certain officers and Trustees of the Fund are also officers and/or directors of the Investment Advisor. Independent Trustees are compensated by the Trust at the total rate of $40,000 per year plus $4,000 for each meeting of the Board of Trustees attended and any travel expenses incurred in such meetings, which is allocated among the Fund. (If all quarterly meetings are attended, total annual compensation for each independent Trustee is $56,000 before travel expenses.) Prior to January 1, 2010, the compensation paid was $38,000 per year plus $3,000 per meeting attended.

On December 10, 1998, the Trust approved a Deferred Compensation Plan for independent Trustees (the
“Compensation Plan”). Trustees can elect to receive payment in cash or defer payments as provided for in the Compensation Plan. If a Trustee elects to defer payment, the

Compensation Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted to reflect a value that would have been earned if the account had been invested in a designated investment. The Fund recognizes as Trustee expense amounts accrued as meetings are attended plus the change in the value of the phantom share account.

NOTE 4. INVESTMENT TRANSACTIONS

The aggregate security purchases and sales, other than short-term obligations and U.S. government securities, for the six months ended September 30, 2010, were $6,529,231 and $4,843,688 respectively.

There were no purchases or sales of U.S. government
securities by the High Yield Portfolio.

NOTE 5. FAIR VALUE OF THE FINANCIAL INSTRUMENTS

On January 21, 2010, the FASB issued ASU 2010-06, Improving Disclosures about Fair ValueMeasurements. ASU 2010-06 amends ASC 820,
Fair ValueMeasurements and Disclosures, (formerly FASB Statement No. 157), to require additional disclosures regarding fair value measurements. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers, and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number. Examples of inputs used in valuing Level 2 securities are current yields, current discount rates, credit quality, yields for comparable securities and trading volume.

The effective date of this guidance is for interim and annual periods beginning after December 15, 2009; however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. The Funds have disclosed the applicable requirements of this accounting standard in their financial statements.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, current yields, credit quality, prepayment speeds for mortgage-related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices, interest rates and credit quality of issuers/counterparties for credit default swaps).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of
September 30, 2010:

Level 1

Level 2

Level 3

Total

Equity

Exchange Traded Funds

$
215,055

$

$

$
215,055

Total Equity

215,055

215,055

Fixed Fixed Income

Corporate Bonds

13,487,919

13,487,919

Convertible Corporate Bonds

13,487,919

13,487,919

Total Fixed Income

Short-Term Investments

1,254,663

1,254,663

Total Investments in Securities

$
1,469,718

$
13,487,919

$

$
14,957,637

There were no significant transfers between Level 1 and Level 2 during the period ended September 30, 2010.

NOTE 6. INCOME TAXES

As of
March 31, 2010, the components of distributable accumulated earnings on a tax basis were as follows:

High Yield Portfolio

Cost of investments for tax purposes

$
10,395,722

Gross tax unrealized appreciation

1,143,402

Gross tax unrealized depreciation

(5,416
)

Net tax unrealized appreciation on investments

1,137,986

Undistributed ordinary income

434,729

Undistributed long–term capital gains

—

Other accumulated losses

(93,609
)

Total accumulated earnings

$
1,479,106

The tax components of distributions paid during the six months ended September 30, 2010 and the fiscal year ended March 31, 2010, were as follows:

Six months ended September 30, 2010

Ordinary Income

Long-term Capital Capital Gain

High Yield Portfolio

$
486,135

—

Fiscal year ended March 31, 2010

Ordinary Income

  Long-term Capital
Capital Gain

High Yield Portfolio

$
943,352

—

GENERAL INFORMATION (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of the Fund’s proxy voting policies and procedures and voting records, without charge, upon request by contacting the Fund directly at 1-800-248-6314; or on the EDGAR
Database on the SEC’s website at www.sec.gov.

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE

The Fund will file its complete portfolio schedule with the Securities and Exchange Commission (“SEC) on Form N-Q at the end of the
first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Portfolio’s Form N-Q will be available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public
Reference Room. For information about the operation of the Public Reference Room, please call 1-202-942-8090.

Directory of Fund Service Providers

INVESTMENT ADVISOR

Rainier Investment
Management, Inc.

601 Union Street, Suite 2801

Seattle, WA98101

DISTRIBUTOR

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, WI 53202

ADMINISTRATOR

U.S. Bancorp Fund Services, LLC

2020 East
Financial Way, Suite 100

Glendora, CA 91741

CUSTODIAN

U.S. Bank, N.A.

1555 North River Center Drive, Suite 302

Milwaukee, WI 53212

TRANSFER AGENT AND FUND ACCOUNTANT

U.S.
Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

695 Town Center
Drive, Suite 1200

Costa Mesa, CA 92626

LEGAL COUNSEL

Paul, Hastings, Janofsky & Walker LLP

55 Second Street, 24th Floor

San Francisco, CA
94105

INDEX DESCRIPTIONS

The BofA Merrill Lynch High Yield Master II Index is composed of securities from the MLHY Master II/high-yield corporate bonds and other distressed securities, U.S. government securities, taxable municipal bonds and non-investment grade bonds.

The BofA Merrill
Lynch U.S. High Yield BB-B Rated Index contains all securities in the BofA Merrill Lynch U.S. High Yield Index rated BB+ through B.

One
cannot invest directly in an index.

Item 2.
Code of Ethics.

Not
applicable for semi-annual reports.

Item 3.
Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.
Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.
Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6.
Investments.

Schedule of
Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.
Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8.
Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9.
Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10.
Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.
Controls and Procedures.

(a)
The Registrant’s President have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the
Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.
Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filed June 23, 2004.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed
herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to
10 or more persons. Not applicable to open-end investment companies.

(b)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rainier Investment Management Mutual Funds

By

/S/ LEONARD P. BRENNAN

Leonard P. Brennan

President

Date

12/3/2010